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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 42.1%

		Advertising: 0.2%
160		Advo, Inc.	$4,477
620	@	InVentiv Health, Inc.	19,859
2,600		Omnicom Group	243,360
			267,696
		Aerospace/Defense: 1.3%
7,100		Boeing Co.	559,835
1,821	@@, L	European Aeronautic Defence and Space Co. NV	52,332
5,100		General Dynamics Corp.	365,517
4,300		Lockheed Martin Corp.	370,058
6,445		Raytheon Co.	309,424
560	@	Teledyne Technologies, Inc.	22,176
3,700		United Technologies Corp.	234,395
			1,913,737
		Agriculture: 0.6%
2,240	@	Alliance One International, Inc.	9,184
7,700		Altria Group, Inc.	589,435
3,578	@@	British American Tobacco PLC	96,772
190		Delta & Pine Land Co.	7,695
26	@@	Japan Tobacco, Inc.	101,205
2,000		Monsanto Co.	94,020
			898,311
		Airlines: 0.2%
10,782	@, @@	British Airways PLC	86,164
966		Skywest, Inc.	23,686
13,100		Southwest Airlines Co.	218,246
			328,096
		Apparel: 0.4%
7,200	@	Coach, Inc.	247,680
280	@, L	Deckers Outdoor Corp.	13,250
530	@, L	Gymboree Corp.	22,355
1,580	@	Hanesbrands, Inc.	35,566
2,000		Jones Apparel Group, Inc.	64,880
570		K-Swiss, Inc.	17,134
570	L	Kellwood Co.	16,433
720		Phillips-Van Heusen	30,074
770		Polo Ralph Lauren Corp.	49,811
1,020	@	Timberland Co.	29,345
880		Wolverine World Wide, Inc.	24,913
			551,441
		Auto Manufacturers: 0.0%
1,100	@	Navistar International Corp.	28,402
			28,402
		Auto Parts & Equipment: 0.1%
1,650	L	ArvinMeritor, Inc.	23,496
4,506	@@	Sumitomo Rubber Industries, Inc.	49,640
			73,136
		Banks: 2.9%
1,530		Associated Banc-Corp.	49,725
15,038	@@	Banca Intesa S.p.A.	98,875
17,050		Bank of America Corp.	913,369
740		Bank of Hawaii Corp.	35,638
4,300	@@	Bank of Ireland	83,703
11,316	@@	Barclays PLC	142,701

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
9,053	@@	Capitalia S.p.A.	$74,896
790		Chittenden Corp.	22,665
1,870		Colonial BancGroup, Inc.	45,815
3,000		Comerica, Inc.	170,760
3,945	@@	Depfa Bank PLC	72,817
919	@@	Deutsche Bank AG	110,835
320		East-West Bancorp., Inc.	12,675
270		First Midwest Bancorp., Inc.	10,230
910		Hanmi Financial Corp.	17,836
1,000	@@	KBC Groep NV	105,266
10	@@	Mitsubishi UFJ Financial Group, Inc.	128,677
14	@@	Mizuho Financial Group, Inc.	108,700
3,800	@@, L	National Australia Bank Ltd.	103,799
8,100	L	National City Corp.	296,460
7,200	L	Regions Financial Corp.	264,888
400		Republic Bancorp., Inc.	5,332
4,400	@@	Royal Bank of Scotland Group PLC	151,395
711	@@	Societe Generale	112,958
390		South Financial Group, Inc.	10,152
6,000	@@	Sumitomo Trust & Banking Co., Ltd.	62,934
1,530		TCF Financial Corp.	40,224
300		Umpqua Holdings Corp.	8,580
6,500		US Bancorp.	215,930
5,950		Wachovia Corp.	332,010
780		Webster Financial Corp.	36,746
7,900		Wells Fargo & Co.	285,822
920		Whitney Holding Corp.	32,908
			4,165,321
		Beverages: 1.0%
8,300		Anheuser-Busch Cos., Inc.	394,333
7,550		Coca-Cola Co.	337,334
2,031	@@	Coca-Cola Hellenic Bottling Co. SA	69,899
600	@@	Fomento Economico Mexicano SA de CV ADR	58,164
310	@, L	Hansen Natural Corp.	10,069
2,500		Pepsi Bottling Group, Inc.	88,750
1,020		PepsiAmericas, Inc.	21,767
6,050		PepsiCo, Inc.	394,823
3,775	@@, X	SABMiller PLC	70,483
			1,445,622
		Biotechnology: 0.3%
4,500	@	Amgen, Inc.	321,885
4,320	@, L	Millennium Pharmaceuticals, Inc.	42,984
			364,869
		Building Materials: 0.1%
2,782	@@	Italcementi S.p.A.	70,467
210		Martin Marietta Materials, Inc.	17,770
			88,237
		Chemicals: 0.6%
3,500		EI DuPont de Nemours & Co.	149,940
820		HB Fuller Co.	19,221
2,200	@	Hercules, Inc.	34,694
990		Lubrizol Corp.	45,273
2,331	L	Lyondell Chemical Co.	59,137
1,690		Olin Corp.	25,958
390	@	OM Group, Inc.	17,137
810	@	Omnova Solutions, Inc.	3,386
1,530	@	PolyOne Corp.	12,745
3,100		PPG Industries, Inc.	207,948
2,000	L	Sherwin-Williams Co.	111,560
9,000	@@	Sumitomo Chemical Co., Ltd.	67,191
800		Tronox, Inc.	10,216
500	@@	Umicore	73,906
			838,312

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Coal: 0.0%
1,440		Peabody Energy Corp.	$52,963
			52,963
		Commercial Services: 0.5%
2,500	@, L	Apollo Group, Inc.	123,100
1,900		Avis Budget Group, Inc.	34,751
410		Central Parking Corp.	6,765
262	@	Consolidated Graphics, Inc.	15,765
150		CPI Corp.	7,281
400	@	Heidrick & Struggles International, Inc.	14,400
350	@	Kendle International, Inc.	11,207
1,050	@	Korn/Ferry International	21,987
1,160	@	Labor Ready, Inc.	18,479
340	@	Live Nation, Inc.	6,943
1,010	L	Manpower, Inc.	61,883
5,100		McKesson Corp.	268,872
1,880	@	MPS Group, Inc.	28,407
170	@	NCO Group, Inc.	4,457
600	@, L	Rewards Network, Inc.	2,922
1,300	@	Spherion Corp.	9,295
270	@, L	Vertrue, Inc.	10,616
470		Viad Corp.	16,643
190	@, L	Volt Information Sciences, Inc.	6,755
230		Watson Wyatt Worldwide, Inc.	9,412
			679,940
		Computers: 1.4%
1,092	@, @@, #	Atos Origin	60,053
147	@	CACI International, Inc.	8,086
1,212	@	Cadence Design Systems, Inc.	20,556
590	@	Carreker Corp.	3,623
1,810	@	Ceridian Corp.	40,472
570	L	Factset Research Systems, Inc.	27,685
20,450		Hewlett-Packard Co.	750,311
10,550		International Business Machines Corp.	864,467
550	@, L	Komag, Inc.	17,578
1,900	@	Lexmark International, Inc.	109,554
690	@	Manhattan Associates, Inc.	16,657
300	@	McData Corp.	1,509
585	@	Micros Systems, Inc.	28,618
1,940	@, L	Palm, Inc.	28,246
580	@, L	Radisys Corp.	12,325
250		Reynolds & Reynolds Co.	9,878
780	@	SYKES Enterprises, Inc.	15,873
1,950	@	Synopsys, Inc.	38,454
6,400	@	Unisys Corp.	36,224
951	@, L	Western Digital Corp.	17,213
			2,107,382
		Cosmetics/Personal Care: 0.5%
11,950		Procter & Gamble Co.	740,661
			740,661
		Distribution/Wholesale: 0.1%
260		CDW Corp.	16,037
2,020	@	Ingram Micro, Inc.	38,703
262	L	Pool Corp.	10,087
5,000	@@	Sumitomo Corp.	62,517
890	@	Tech Data Corp.	32,512
490	@	United Stationers, Inc.	22,790
			182,646
		Diversified Financial Services: 3.6%
900		AG Edwards, Inc.	47,952
4,600		American Express Co.	257,968
1,660	@, L	AmeriCredit Corp.	41,483
1,900		Bear Stearns Cos., Inc.	266,190

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
3,600		CIT Group, Inc.	$175,068
18,500		Citigroup, Inc.	918,895
3,600		Fannie Mae	201,276
3,600		Goldman Sachs Group, Inc.	609,012
250	@	Investment Technology Group, Inc.	11,188
22,200		JPMorgan Chase & Co.	1,042,512
10	@@	Kenedix, Inc.	55,933
1,370	@, L	LaBranche & Co., Inc.	14,207
6,000		Lehman Brothers Holdings, Inc.	443,160
3,450		Merrill Lynch & Co., Inc.	269,859
9,000		Morgan Stanley	656,190
280	@@	SFCG Co., Ltd.	53,226
410		SWS Group, Inc.	10,205
2,780	@@	UBS AG	166,179
			5,240,503
		Electric: 1.3%
13,200	@	AES Corp.	269,148
5,100	L	Duke Energy Corp.	154,020
580		Duquesne Light Holdings, Inc.	11,403
2,800	L	Exelon Corp.	169,512
5,700		FirstEnergy Corp.	318,402
2,800	@@	Fortum OYJ	74,626
1,180	L	Idacorp, Inc.	44,616
18,128	@@	International Power PLC	106,172
1,700		OGE Energy Corp.	61,387
1,450		Pepco Holdings, Inc.	35,047
900	@@	RWE AG	83,020
878		SCANA Corp.	35,357
3,100	@@	Tokyo Electric Power Co., Inc.	89,258
6,300		TXU Corp.	393,876
890		Wisconsin Energy Corp.	38,395
			1,884,239
		Electrical Components & Equipment: 0.1%
650		Belden Cdt, Inc.	24,850
210	@, L	Energizer Holdings, Inc.	15,118
230	@	Intermagnetics General Corp.	6,222
500	@	Littelfuse, Inc.	17,350
14,000	@@, L	Toshiba Corp.	90,843
			154,383
		Electronics: 0.4%
7,700	@	Agilent Technologies, Inc.	251,713
390		Amphenol Corp.	24,153
240		Brady Corp.	8,438
600	@, L	Coherent, Inc.	20,796
390		Cubic Corp.	7,636
210	@, L	Cymer, Inc.	9,221
1,800	@@	Hoya Corp.	67,886
140	@	Itron, Inc.	7,812
400	@	Planar Systems, Inc.	4,540
1,070	@, L	Plexus Corp.	20,544
870	@	Thomas & Betts Corp.	41,508
300	@, L	Trimble Navigation Ltd.	14,124
2,680	@	Vishay Intertechnology, Inc.	37,627
1,900	@	Waters Corp.	86,032
			602,030
		Engineering & Construction: 0.2%
1,600	@@	Bouygues	85,439
470	@	EMCOR Group, Inc.	25,775
660		Granite Construction, Inc.	35,211
290	@	Jacobs Engineering Group, Inc.	21,672
16,000	@@, L	Taisei Corp.	57,427
200	@	URS Corp.	7,778
900	@@	Vinci SA	100,056
			333,358

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.0%
120	@	Aleris International, Inc.	$6,065
230	@	Waste Connections, Inc.	8,719
			14,784
		Exchange Traded Fund: 0.0%
250		iShares S&P SmallCap 600 Index Fund	15,323
160		Midcap SPDR Trust Series 1	22,064
			37,387
		Food: 0.5%
3,500		Campbell Soup Co.	127,750
994		Corn Products International, Inc.	32,345
5,226		General Mills, Inc.	295,792
872		Hormel Foods Corp.	31,375
2,400		McCormick & Co., Inc.	91,152
470	@, L	Ralcorp Holdings, Inc.	22,668
1,170	@	Smithfield Foods, Inc.	31,613
4,830	@@	Unilever PLC	118,982
			751,677
		Forest Products & Paper: 0.1%
310		Longview Fibre Co.	6,299
2,300		Louisiana-Pacific Corp.	43,171
600		Rock-Tenn Co.	11,880
2,000		Temple-Inland, Inc.	80,200
			141,550
		Gas: 0.1%
220		Cascade Natural Gas Corp.	5,740
15,200	@@	Centrica PLC	92,505
1,167		Energen Corp.	48,862
1,889		UGI Corp.	46,186
			193,293
		Hand/Machine Tools: 0.0%
1,100		Snap-On, Inc.	49,005
			49,005
		Healthcare - Products: 0.7%
1,720	@, L	Cytyc Corp.	42,106
1,858		Dentsply International, Inc.	55,944
890	@	Edwards Lifesciences Corp.	41,465
282	@, L	Hologic, Inc.	12,273
187	@	Idexx Laboratories, Inc.	17,043
11,100		Johnson & Johnson	720,834
680		Mentor Corp.	34,265
500	@	Osteotech, Inc.	2,045
420	@, L	Resmed, Inc.	16,905
390	@	Respironics, Inc.	15,058
700	@	Techne Corp.	35,602
610	@, L	Varian Medical Systems, Inc.	32,568
			1,026,108
		Healthcare - Services: 1.3%
7,700		Aetna, Inc.	304,535
970	@	AMERIGROUP Corp.	28,664
2,950	@	Coventry Health Care, Inc.	151,984
700	@@	Fresenius Medical Care AG & Co. KGaA	90,832
1,360	@	Health Net, Inc.	59,187
630	@, L	Healthways, Inc.	28,098
3,000	@	Humana, Inc.	198,270
912	@, L	Odyssey HealthCare, Inc.	12,932
270	@	Pediatrix Medical Group, Inc.	12,312
892	@, L	Sierra Health Services, Inc.	33,753
11,200		UnitedHealth Group, Inc.	551,040
6,000	@	WellPoint, Inc.	462,300
			1,933,907

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Holding Companies - Diversified: 0.0%
1,870		Leucadia National Corp.	$48,938
			48,938
		Home Builders: 0.0%
65	@, L	NVR, Inc.	34,775
610	L	Winnebago Industries	19,142
			53,917
		Home Furnishings: 0.2%
620		Ethan Allen Interiors, Inc.	21,489
1,200	L	Harman International Industries, Inc.	100,128
4,000	@@	Matsushita Electric Industrial Co., Ltd.	84,586
			206,203
		Household Products/Wares: 0.1%
1,210		American Greetings Corp.	27,975
570		Blyth, Inc.	13,868
700	@@	Henkel KGaA	97,622
			139,465
		Housewares: 0.0%
607		Toro Co.	25,597
			25,597
		Insurance: 3.1%
7,000		Allstate Corp.	439,110
734	L	American Financial Group, Inc.	34,447
9,600		American International Group, Inc.	636,096
180		AmerUs Group Co.	12,242
31,000	@@	China Life Insurance Co., Ltd.	60,566
6,000		Chubb Corp.	311,760
3,100		Cincinnati Financial Corp.	148,986
650		Delphi Financial Group	25,922
640	@@	Everest Re Group Ltd.	62,419
766		Fidelity National Financial, Inc.	31,904
780		Hanover Insurance Group, Inc.	34,811
3,892		Hartford Financial Services Group, Inc.	337,631
1,370		HCC Insurance Holdings, Inc.	45,046
450		Infinity Property & Casualty Corp.	18,509
322	L	Landamerica Financial Group, Inc.	21,184
38,745	@@	Legal & General Group PLC	103,224
6,900		Loews Corp.	261,510
620	L	Mercury General Corp.	30,758
8,050	L	Metlife, Inc.	456,274
442	@@	Muenchener Rueckversicherungs AG	69,774
1,000		Old Republic International Corp.	22,150
786	@, L	Philadelphia Consolidated Holding Co.	31,267
1,050		PMI Group, Inc.	46,001
580		Presidential Life Corp.	12,975
4,700		Principal Financial Group	255,116
530	@	ProAssurance Corp.	26,118
920		Protective Life Corp.	42,090
5,405	L	Prudential Financial, Inc.	412,131
5,000	@@	QBE Insurance Group Ltd.	91,205
890		Radian Group, Inc.	53,400
2,223		Safeco Corp.	131,001
360		Safety Insurance Group, Inc.	17,518
260	@	SCPIE Holdings, Inc.	6,120
492	L	Selective Insurance Group	25,884
5,200	@@	Storebrand ASA	54,822
700		Unitrin, Inc.	30,919
1,711		WR Berkley Corp.	60,552
630		Zenith National Insurance Corp.	25,131
340	@@	Zurich Financial Services AG	83,478
			4,570,051

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet: 0.2%
700	@	Google, Inc.	$281,330
710	@	Infospace, Inc.	13,092
210	@	Internet Security Systems	5,830
687	@	McAfee, Inc.	16,804
1,450		United Online, Inc.	17,661
			334,717
		Iron/Steel: 0.4%
12,200	@@, L	BlueScope Steel Ltd.	58,888
100		Carpenter Technology Corp.	10,751
540	@	Chaparral Steel Co.	18,392
500	L	Cleveland-Cliffs, Inc.	19,055
5,200		Nucor Corp.	257,348
510	L	Ryerson, Inc.	11,164
710		Steel Dynamics, Inc.	35,820
270		Steel Technologies, Inc.	5,300
16,000	@@	Sumitomo Metal Industries Ltd.	61,412
2,300		United States Steel Corp.	132,664
			610,794
		Leisure Time: 0.1%
1,998	@@	Carnival PLC	95,508
223	L	Polaris Industries, Inc.	9,176
2,600	@@	Yamaha Motor Co., Ltd.	69,030
			173,714
		Lodging: 0.0%
200	@, L	Aztar Corp.	10,602
			10,602
		Machinery - Construction & Mining: 0.3%
2,802	@@	Atlas Copco AB	70,117
2,500		Caterpillar, Inc.	164,500
3,800	@@	Hitachi Construction Machinery Co., Ltd.	85,123
480		JLG Industries, Inc.	9,509
610		Joy Global, Inc.	22,942
			352,191
		Machinery - Diversified: 0.2%
752		Applied Industrial Technologies, Inc.	18,349
1,000		Cummins, Inc.	119,230
780	@	Gardner Denver, Inc.	25,802
223		IDEX Corp.	9,600
750		Manitowoc Co., Inc.	33,593
720		Nordson Corp.	28,699
			235,273
		Media: 1.3%
2,800		CBS Corp. - Class B	78,876
7,800	@, L	Comcast Corp.	287,430
5,200		McGraw-Hill Cos., Inc.	301,756
5,200	@@	Mediaset S.p.A.	55,883
23,800		News Corp., Inc.	467,670
8,109	@@	Reed Elsevier PLC	90,015
2,643	@@	Vivendi	95,186
18,100		Walt Disney Co.	559,471
30		Washington Post	22,110
			1,958,397
		Metal Fabricate/Hardware: 0.0%
200		AM Castle & Co.	5,368
120	@	NS Group, Inc.	7,746
483	L	Quanex Corp.	14,659
1,530		Worthington Industries	26,102
			53,875

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Mining: 0.1%
6,037	@@	BHP Billiton Ltd.	$114,441
			114,441
		Miscellaneous Manufacturing: 1.7%
2,800		3M Co.	208,376
610		Acuity Brands, Inc.	27,694
460		AO Smith Corp.	18,138
141		Aptargroup, Inc.	7,174
1,800	@	Cooper Industries Ltd.	153,396
920		Crane Co.	38,456
2,800		Eaton Corp.	192,780
440	@	EnPro Industries, Inc.	13,226
37,950		General Electric Co.	1,339,635
9,600		Honeywell International, Inc.	392,640
1,100		Roper Industries, Inc.	49,214
550		Sturm Ruger & Co., Inc.	4,257
683		Teleflex, Inc.	38,002
			2,482,988
		Office Furnishings: 0.0%
1,141		Herman Miller, Inc.	39,034
			39,034
		Oil & Gas: 3.7%
14,327		Chevron Corp.	929,249
431	L	Cimarex Energy Co.	15,167
5,900		ConocoPhillips	351,227
2,100	@@	ERG S.p.A.	41,922
30,200		ExxonMobil Corp.	2,026,414
1,296		Frontier Oil Corp.	34,448
2,166		Helmerich & Payne, Inc.	49,883
4,500		Marathon Oil Corp.	346,050
1,800		Noble Energy, Inc.	82,062
3,920	@@	Norsk Hydro ASA	87,840
8,800		Occidental Petroleum Corp.	423,368
330		Penn Virginia Corp.	20,925
700	@@	Petroleo Brasileiro SA ADR	58,681
5,324	@@	Royal Dutch Shell PLC - Class B	181,115
6,742	@@	Santos Ltd.	56,106
790		St. Mary Land & Exploration Co.	29,001
150	@	Stone Energy Corp.	6,072
2,300		Sunoco, Inc.	143,037
523	@, L	Swift Energy Co.	21,872
2,200	@@	Total SA	144,299
7,000		Valero Energy Corp.	360,290
			5,409,028
		Oil & Gas Services: 0.5%
11,900	L	Halliburton Co.	338,555
510	@	Helix Energy Solutions Group, Inc.	17,034
200	@, L	Maverick Tube Corp.	12,966
1,450	@, @@	Petroleum Geo-Services ASA	71,082
4,100		Schlumberger Ltd.	254,323
330	@, L	SEACOR Holdings, Inc.	27,225
1,170	L	Tidewater, Inc.	51,702
190	@	Veritas DGC, Inc.	12,506
			785,393
		Packaging & Containers: 0.0%
460		Sonoco Products Co.	15,474
			15,474
		Pharmaceuticals: 2.2%
5,700		Abbott Laboratories	276,792
3,900	L	AmerisourceBergen Corp.	176,280

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals (continued)
2,382	@@	AstraZeneca PLC	$148,776
2,600	@	Express Scripts, Inc.	196,274
6,600	@@	GlaxoSmithKline PLC	175,526
4,800	@, L	King Pharmaceuticals, Inc.	81,744
16,900		Merck & Co., Inc.	708,110
3,900		Mylan Laboratories	78,507
880	@	NBTY, Inc.	25,758
570	L	Omnicare, Inc.	24,561
27,300		Pfizer, Inc.	774,228
1,030	@@	Roche Holding AG	177,950
510	@, L	Sepracor, Inc.	24,704
1,700	@@	Takeda Pharmaceutical Co., Ltd.	106,223
900	@	Theragenics Corp.	2,592
240	@, L	USANA Health Sciences, Inc.	10,702
5,100		Wyeth	259,284
			3,248,011
		Pipelines: 0.0%
642		Questar Corp.	52,496
			52,496
		Real Estate: 0.1%
6,000	@@	Cheung Kong Holdings Ltd.	64,347
			64,347
		Real Estate Investment Trusts: 0.1%
410		AMB Property Corp.	22,595
250		Colonial Properties Trust	11,953
120		Essex Property Trust, Inc.	14,568
170		Glenborough Realty Trust, Inc.	4,374
250		Highwoods Properties, Inc.	9,303
240		New Century Financial Corp.	9,434
320	L	Regency Centers Corp.	22,003
			94,230
		Retail: 3.5%
408		Abercrombie & Fitch Co.	28,348
1,020	@	Aeropostale, Inc.	29,815
1,426		American Eagle Outfitters	62,502
1,010	@	AnnTaylor Stores Corp.	42,279
2,000	@, L	Big Lots, Inc.	39,620
1,110		Brinker International, Inc.	44,500
540		Brown Shoe Co., Inc.	19,354
750		Cato Corp.	16,433
2,200	@, L	Charming Shoppes, Inc.	31,416
800	@	Chico’s FAS, Inc.	17,224
120	@	Childrens Place Retail Stores, Inc.	7,684
670	L	Christopher & Banks Corp.	19,752
1,386		Claire’s Stores, Inc.	40,416
6,100	L	Costco Wholesale Corp.	303,048
1,410		Dollar Tree Stores, Inc.	43,654
3,000	@@	Don Quijote Co., Ltd.	63,585
930	@	Dress Barn, Inc.	20,293
2,900		Family Dollar Stores, Inc.	84,796
7,200		Federated Department Stores, Inc.	311,112
730		Foot Locker, Inc.	18,433
9,800		Gap, Inc.	185,710
410		Group 1 Automotive, Inc.	20,459
610	L	Haverty Furniture Cos., Inc.	9,730
7,750		Home Depot, Inc.	281,093
510	@	Jack in the Box, Inc.	26,612
4,500	@	Kohl’s Corp.	292,140
6,400		Limited Brands, Inc.	169,536
5,800		Lowe’s Cos., Inc.	162,748
11,700		McDonald’s Corp.	457,704
732	L	Men’s Wearhouse, Inc.	27,238
620		Michaels Stores, Inc.	26,995
3,900		Nordstrom, Inc.	164,970

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
520	@	O’Reilly Automotive, Inc.	$17,269
5,400	@	Office Depot, Inc.	214,380
1,300		OfficeMax, Inc.	52,962
170	@, L	Panera Bread Co.	9,903
1,231	@	Payless Shoesource, Inc.	30,652
650		Petsmart, Inc.	18,038
1,830		Ross Stores, Inc.	46,500
230	@	Ryan’s Restaurant Group, Inc.	3,650
939	@, L	Select Comfort Corp.	20,545
2,200	@@	Seven & I Holdings Co., Ltd.	70,879
1,208	@	Sonic Corp.	27,313
9,600	@, L	Starbucks Corp.	326,880
3,300	L	Target Corp.	182,325
160	@, L	Tractor Supply Co.	7,722
572	@	Tween Brands, Inc.	21,507
9,250		Wal-Mart Stores, Inc.	456,210
9,600		Walgreen Co.	426,144
2,200		Wendy’s International, Inc.	147,400
			5,149,478
		Savings & Loans: 0.1%
470		Anchor Bancorp. Wisconsin, Inc.	13,423
670		Bankunited Financial Corp.	17,467
120		Fidelity Bankshares, Inc.	4,681
350	@, L	FirstFed Financial Corp.	19,852
100		Harbor Florida Bancshares, Inc.	4,431
			59,854
		Semiconductors: 1.0%
700	@	Actel Corp.	10,885
9,000	@	Advanced Micro Devices, Inc.	223,650
6,040	@	Atmel Corp.	36,482
1,850	@	Fairchild Semiconductor International, Inc.	34,595
1,850	@	Freescale Semiconductor, Inc.	70,319
2,640	@	Integrated Device Technology, Inc.	42,398
19,700		Intel Corp.	405,229
616	@, L	Lam Research Corp.	27,923
7,100	@	LSI Logic Corp.	58,362
1,640	@	MEMC Electronic Materials, Inc.	60,073
1,270	@	Micrel, Inc.	12,179
923	L	Microchip Technology, Inc.	29,924
13,500	@	Micron Technology, Inc.	234,900
6,300		National Semiconductor Corp.	148,239
770	@	Pericom Semiconductor Corp.	7,508
2,200	@@	Shinko Electric Industries	61,375
310	@, L	Varian Semiconductor Equipment Associates, Inc.	11,377
			1,475,418
		Software: 1.3%
650	@	Altiris, Inc.	13,709
210	@	Ansys, Inc.	9,278
4,200	@	Autodesk, Inc.	146,076
3,900	@	BMC Software, Inc.	106,158
800	@	Captaris, Inc.	4,688
360	@, L	Cerner Corp.	16,344
8,100	@	Compuware Corp.	63,099
970	@	CSG Systems International	25,637
600	@	Digi International, Inc.	8,100
324	@	Dun & Bradstreet Corp.	24,297
960		Fair Isaac Corp.	35,107
230	@	Filenet Corp.	8,011
870		Global Payments, Inc.	38,289
830	@, L	Hyperion Solutions Corp.	28,618
570	@	Mapinfo Corp.	7,313
32,650		Microsoft Corp.	892,325
1,250		MoneyGram International, Inc.	36,325
120	@, L	MRO Software, Inc.	3,080
400	@@	Nomura Research Institute Ltd.	55,539

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
14,600	@	Oracle Corp.	$259,004
458	@	SPSS, Inc.	11,418
1,376	@, L	Sybase, Inc.	33,354
4,481	@, @@	Tele Atlas NV	75,748
			1,901,517
		Telecommunications: 2.8%
7,857	@@	Alcatel SA	95,822
190	@	Anixter International, Inc.	10,729
17,700		AT&T, Inc.	576,312
7,300	@, L	Avaya, Inc.	83,512
14,100		BellSouth Corp.	602,775
3,100		CenturyTel, Inc.	122,977
40,850	@	Cisco Systems, Inc.	939,550
8,700		Citizens Communications Co.	122,148
150	L	Commonwealth Telephone Enterprises, Inc.	6,185
8,200	@@	Deutsche Telekom AG	130,076
890	@	Ditech Communications Corp.	6,862
4,250	@@	France Telecom SA	97,748
578		Harris Corp.	25,715
22,400		Motorola, Inc.	560,000
100	@	Network Equipment Technologies, Inc.	412
13	@@	Nippon Telegraph & Telephone Corp.	63,554
1,300	@@	Orascom Telecom Holding SAE GDR	74,281
6,100		Qualcomm, Inc.	221,735
2,665	@, @@	Tandberg Television ASA	21,654
29,000	@@	Telefonaktiebolaget LM Ericsson	100,194
1,900	@@	Telekomunikasi Indonesia Tbk PT ADR	68,704
605		Telephone & Data Systems, Inc.	25,471
410	@	Tollgrade Communications, Inc.	3,670
2,460	@, L	Utstarcom, Inc.	21,820
38,850	@@	Vodafone Group PLC	88,740
			4,070,646
		Textiles: 0.0%
670	@, L	Mohawk Industries, Inc.	49,882
			49,882
		Toys/Games/Hobbies: 0.1%
3,000		Hasbro, Inc.	68,250
			68,250
		Transportation: 0.4%
480		Arkansas Best Corp.	20,654
810		CH Robinson Worldwide, Inc.	36,110
15	@@	East Japan Railway Co.	104,919
590	@	EGL, Inc.	21,500
1,000	L	Expeditors International Washington, Inc.	44,580
1,236		Heartland Express, Inc.	19,380
730	@	HUB Group, Inc.	16,629
340	@	Kansas City Southern	9,285
267	L	Landstar System, Inc.	11,401
6,398		Norfolk Southern Corp.	281,832
580	@	Old Dominion Freight Line	17,417
557	L	Overseas Shipholding Group	34,406
			618,113
		Water: 0.1%
1,578	@@	Veolia Environnement	95,088
			95,088

		Total Common Stock
		(Cost $52,812,276)	61,656,418

PREFERRED STOCK: 0.9%

		Banks: 0.3%
34	P	DG Funding Trust	357,425
			357,425
		Diversified Financial Services: 0.2%
10,000	P	Merrill Lynch & Co., Inc.	258,900
3,675	P	National Rural Utilities Cooperative Finance Corp.	85,113
			344,013
		Insurance: 0.4%
13,125	@@, P	Aegon NV	331,871
11,400	P	Metlife, Inc.	295,374
			627,245

		Total Preferred Stock
		(Cost $1,315,678)	1,328,683

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 8.6%

		Banks: 3.7%
$230,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	$200,244
94,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	102,972
110,000	@@, C	Bank of Ireland, 5.688%, due 12/29/49	97,133
90,000	@@, C	Bank of Nova Scotia, 5.625%, due 08/21/85	76,431
50,000	@@	Bank of Scotland, 5.563%, due 11/30/49	43,625
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,621
60,000	@@, C	Barclays Bank PLC, 5.750%, due 12/31/49	53,537
150,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	130,029
63,000	C	Chase Capital I, 7.670%, due 12/01/26	65,566
122,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	117,168
100,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	85,000
20,000	@@, C	Den Norske Creditbank, 5.688%, due 11/29/49	17,218
143,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	169,838
307,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	301,980
350,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	296,625
180,000	@@, C, L	HSBC Bank PLC, 5.875%, due 06/29/49	154,800
500,000	@@	KAUP Bank, 6.600%, due 12/28/15	470,643
220,000	@@, C	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	190,818
20,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	17,759
222,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	230,589
123,000	C	Mellon Capital I, 7.720%, due 12/01/26	128,090
110,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	116,588
130,000	@@, C	National Australia Bank Ltd., 5.556%, due 10/29/49	112,849
20,000	@@, C	National Westminster Bank PLC, 5.563%, due 11/29/49	17,151
139,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	136,236
64,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	61,894
36,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	35,035
162,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	158,663
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	320,963
110,000	@@, C	Societe Generale, 5.395%, due 11/29/49	95,061
270,000	@@, C, L	Standard Chartered PLC, 5.526%, due 07/29/49	223,425
410,000	@@, C, L	Standard Chartered PLC, 5.550%, due 11/29/49	343,375
40,000	@@, C	Standard Chartered PLC, 5.730%, due 01/29/49	33,000
114,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	119,225
113,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	113,417
100,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	85,583
181,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	169,558
219,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	223,856
			5,379,565
		Beverages: 0.3%
167,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	193,303
273,000	@@, C	Diageo Capital PLC, 5.875%, due 09/30/36	268,087
			461,390
		Chemicals: 0.1%
50,000		Stauffer Chemical, 5.500%, due 04/15/10	41,370
80,000		Stauffer Chemical, 5.810%, due 04/15/18	41,700
90,000		Stauffer Chemical, 7.590%, due 04/15/17	49,691
			132,761
		Commercial Services: 0.2%
300,000	C	Tulane University of Louisiana, 6.205%, due 11/15/12	301,500
			301,500
		Diversified Financial Services: 2.2%
290,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	278,129
219,669	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	215,275
137,000	C	Citigroup Capital II, 7.750%, due 12/01/36	141,908
232,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	241,796
136,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	138,817
85,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	72,463

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services (continued)
$143,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	$141,536
163,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	208,900
127,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	131,857
147,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	153,380
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	260,728
100,000	@@, C	Paribas, 5.563%, due 12/31/49	88,019
70,000	@@, C	Petroleum Export Ltd., 4.623%, due 06/15/10	69,063
103,098	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	101,634
266,892	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	269,728
299,000	@@, #, C	Preferred Term Securities Ltd./Preferred Term Securities, Inc., 5.890%, due 03/23/35	299,748
842,089	#	Toll Road Investors Partnership II LP, 17.640%, due 02/15/45	107,030
100,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	100,175
179,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	189,140
			3,209,326
		Electric: 0.4%
197,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	228,589
59,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	61,614
83,972	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	84,666
31,843		PPL Montana, LLC, 8.903%, due 07/02/20	35,543
183,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	191,581
			601,993
		Home Builders: 0.1%
159,000		D.R. Horton, Inc., 5.625%, due 09/15/14	150,141
			150,141
		Insurance: 0.1%
78,000	#, C	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	83,930
			83,930
		Mining: 0.0%
32,000	@@, L	Vale Overseas Ltd., 8.250%, due 01/17/34	36,480
			36,480
		Multi-National: 0.1%
90,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	87,214
			87,214
		Oil & Gas: 0.5%
131,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	123,956
27,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	28,545
63,000	@@, #, C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	61,976
221,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	226,415
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	125,517
218,000	@@, C	Transocean, Inc., 5.591%, due 09/05/08	218,122
			784,531
		Pipelines: 0.2%
357,000	#, C	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	352,573
			352,573
		Real Estate: 0.1%
169,000	C	EOP Operating LP, 7.750%, due 11/15/07	173,160
			173,160
		Real Estate Investment Trusts: 0.2%
48,000	C	Liberty Property LP, 6.375%, due 08/15/12	50,253
152,000	C	Liberty Property LP, 7.750%, due 04/15/09	159,953
145,000	C, L	Simon Property Group LP, 4.875%, due 03/18/10	142,945
			353,151
		Retail: 0.1%
166,000	C	May Department Stores Co., 3.950%, due 07/15/07	163,807
			163,807
		Savings & Loans: 0.1%
118,000	C	Great Western Financial, 8.206%, due 02/01/27	123,685
			123,685
		Telecommunications: 0.2%
231,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	238,087
			238,087

		Total Corporate Bonds/Notes
		(Cost $12,722,548)	12,633,294

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.0%

		Federal Home Loan Bank: 1.3%
870,000	L	5.125%, due 06/18/08	871,970
310,000		5.375%, due 07/18/11	315,828

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Federal Home Loan Bank (continued)
$190,000	L	5.375%, due 08/19/11	$193,649
145,000	C	5.550%, due 08/24/07	145,051
327,000		5.625%, due 06/13/16	337,726
			1,864,224
		Federal Home Loan Mortgage Corporation: 4.8%
357,000	L	4.000%, due 08/17/07	353,491
523,973	C, S	4.500%, due 12/15/16	514,135
710,000		4.875%, due 02/17/09	709,382
404,661	C, S	5.000%, due 08/15/16	398,948
477,000	C, S	5.000%, due 05/15/20	464,682
302,000	L	5.125%, due 04/18/08	302,667
234,000	C	5.400%, due 10/10/08	234,012
1,030,176	C, S	5.500%, due 11/15/18	1,034,046
618,000	W	5.500%, due 11/15/34	609,116
1,206,000	C	5.750%, due 05/11/11	1,208,026
342,000	S	5.750%, due 06/27/16	357,066
246,000		5.875%, due 03/21/11	253,881
427,828	C, S	6.000%, due 01/15/29	435,716
191,782	S	7.000%, due 11/01/31	197,485
			7,072,653
		Federal National Mortgage Association: 11.6%
201,000	L	4.250%, due 09/15/07	199,373
271,000	W	4.500%, due 10/15/18	261,515
624,000	W	4.500%, due 10/15/35	583,050
353,000		4.750%, due 08/10/07	351,769
269,711	S	4.807%, due 08/01/35	264,356
1,335,000	W	5.000%, due 10/15/18	1,312,054
8,064,000	W	5.000%, due 10/15/33	7,751,520
712,000		5.250%, due 08/01/12	716,612
362,000	L	5.250%, due 09/15/16	369,773
14,692	S	5.500%, due 01/01/18	14,730
261,390	S	5.500%, due 02/01/18	261,353
396,000	W	5.500%, due 10/15/18	395,876
288,574	S	5.500%, due 11/01/33	285,378
1,529,000	W	5.500%, due 10/15/35	1,506,542
314,240	S	6.000%, due 08/01/16	319,255
292,413	S	6.000%, due 04/25/31	298,614
762,000	W	6.000%, due 10/15/34	765,572
366,335	S	6.500%, due 07/01/29	373,176
198,000	W	6.500%, due 10/01/31	201,651
65,497	S	7.000%, due 02/01/31	67,513
650,000		7.250%, due 01/15/10	696,203
33,856	S	7.500%, due 09/01/31	35,039
			17,030,924
		Government National Mortgage Association: 0.3%
35,269	S	6.500%, due 01/15/29	36,290
33,121	S	6.500%, due 10/15/31	34,041
74,755	S	6.500%, due 01/15/32	76,799
23,461	S	7.000%, due 01/15/28	24,239
130,116	S	7.000%, due 02/15/28	134,429
176,229	S	7.500%, due 12/15/23	183,437
			489,235

		Total U.S. Government Agency Obligations
		(Cost $26,353,508)	26,457,036

U.S. TREASURY OBLIGATIONS: 9.6%

		U.S. Treasury Bonds: 5.7%
2,017,000	L	4.500%, due 02/15/36	1,933,327
4,395,000	L	4.875%, due 08/15/16	4,479,468
102,000	L	5.125%, due 05/15/16	105,841
623,000	L	6.000%, due 02/15/26	712,995
919,000	L	6.250%, due 08/15/23	1,067,261
			8,298,892
		U.S. Treasury Inflation-Indexed Bonds: 0.7%
346,000	L	2.000%, due 01/15/16	346,720
673,000	L	2.375%, due 04/15/11	690,944
			1,037,664

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		U.S. Treasury Notes: 3.2%
$2,884,000	L	4.625%, due 08/31/11	$2,888,058
1,166,000	L	4.875%, due 08/31/08	1,169,598
656,000	L	4.875%, due 08/15/09	660,664
			4,718,320

		Total U.S. Treasury Obligations
		(Cost $13,903,696)	14,054,876

ASSET-BACKED SECURITIES: 1.7%

		Automobile Asset-Backed Securities: 0.5%
28,000	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	27,691
33,000	C, S	AmeriCredit Automobile Receivables Trust, 5.610%, due 03/08/10	33,083
179,000	C, S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	178,687
25,000	C, S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	25,027
20,000	C, S	Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	20,008
29,238	C, S	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	28,876
90,000	C, S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	88,179
84,000	C, S	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	84,433
44,000	C, S	Household Automotive Trust, 5.610%, due 06/17/09	44,131
38,000	C, S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	37,823
26,000	C, S	Nissan Auto Receivables Owner Trust, 5.520%, due 01/15/09	26,061
153,696	C, S	USAA Auto Owner Trust, 2.040%, due 02/16/10	153,575
63,000	C, S	USAA Auto Owner Trust, 5.010%, due 09/15/10	62,969
			810,543
		Credit Card Asset-Backed Securities: 0.6%
115,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	113,833
115,000	C, S	Capital One Master Trust, 4.900%, due 03/15/10	114,827
136,000	C, S	Capital One Master Trust, 6.310%, due 06/15/11	138,528
2,000	C, S	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	1,950
130,000	C, S	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	128,118
107,000	C, S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	106,549
3,000	C, S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,059
158,000	C, S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	160,012
58,000	C, S	MBNA Master Credit Card Trust, 5.900%, due 08/15/11	59,270
			826,146
		Home Equity Asset-Backed Securities: 0.1%
18,000	+, C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	17,803
72,000	+, C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	72,066
100,000	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	97,958
			187,827
		Other Asset-Backed Securities: 0.5%
25,000	C, S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	25,020
205,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	205,737
28,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	28,143
148,999	+, C, S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	148,942
124,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	122,307
98,000	+, C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	98,064
21,564	C, S	Popular Mortgage Pass-Through Trust, 3.735%, due 12/25/34	21,462
41,000	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	40,461
			690,136

		Total Asset-Backed Securities
		(Cost $2,522,650)	2,514,652

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.3%

10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,659
190,000	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	188,340
38,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	37,713
49,363	C, S	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	49,964
20,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,884
330,651	C, S	Banc of America Funding Corp., 5.860%, due 05/20/36	331,941
126,834	C, S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	126,077
101,586	C, S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	100,102
550,532	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	558,315
278,472	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	281,571
26,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,177
37,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	37,928
10,000	C, S	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	9,831

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$48,805	C, S	Citigroup Commercial Mortgage Trust, 5.720%, due 03/15/49	$49,671
403,909	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	398,989
509,326	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	508,815
975,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	953,683
82,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.545%, due 04/15/62	88,999
48,955	C, S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	48,784
460,000	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	467,537
1,090,000	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,141,143
143,724	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	140,789
40,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	39,436
13,820	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	13,932
214,274	C, S	General Motors Acceptance Corp. Loan Trust, 4.601%, due 10/19/33	208,136
25,000	C, S	Greenwich Capital Commercial Funding Corp., 5.912%, due 07/10/38	25,796
82,174	#, C	GSMPS Mortgage Loan Trust, 5.680%, due 01/25/35	82,553
30,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	29,211
10,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.289%, due 05/15/45	10,034
19,387	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	19,707
40,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	41,235
800,866	C, S	JP Morgan Mortgage Trust, 5.409%, due 11/25/35	791,360
21,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	20,476
23,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,710
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	9,931
49,205	C, S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	50,105
121,000	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	129,162
327,434	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	328,330
912,932	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	893,248
2,637,332	C, S	MASTR Reperforming Loan Trust, 5.690%, due 07/25/35	2,627,442
50,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	50,478
120,000	C, S	Morgan Stanley Capital I, 4.827%, due 06/12/47	117,928
300,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	297,108
99,259	C, S	Morgan Stanley Capital I, 5.490%, due 07/12/44	100,399
100,000	C, S	Morgan Stanley Capital I, 5.741%, due 08/12/41	102,617
120,194	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	116,219
340,914	C, S	Residential Accredit Loans, Inc., 5.730%, due 04/25/35	342,604
161,119	C, S	Thornburg Mortgage Securities Trust, 5.700%, due 09/25/34	161,962
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.224%, due 07/15/42	10,018
48,561	C, S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	49,214
50,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	51,497
174,909	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.553%, due 07/25/46	175,135
527,523	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	530,990
577,199	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	569,545

		Total Collateralized Mortgage Obligations
		(Cost $13,758,345)	13,594,430

MUNICIPAL BONDS: 0.3%

		Municipal: 0.3%
130,000	C	City of San Diego, 7.125%, due 06/01/32	134,720
335,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	336,410

		Total Municipal Bonds
		(Cost $466,170)	471,130

		Total Long-Term Investments
		(Cost $123,854,871)	132,710,519

SHORT-TERM INVESTMENTS: 33.4%

		Commercial Paper 2.1%
1,500,000		American Express Bank FSB, 5.286%, due 01/26/07	1,500,171
1,500,000		American Express Bank FSB, 5.333%, due 12/01/06	1,500,120

		Total Commercial Paper
		(Cost $3,000,291)	3,000,291

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

		Repurchase Agreements: 16.1%
$23,666,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320% due 10/02/06, $23,676,492 to be received upon repurchase (Collateralized by $24,156,000 various U.S. Government Agency Obligations, 5.000%-5.550%, Market Value plus accrued interest $24,141,672, due 12/29/11-04/15/19)		$23,666,000

		Total Repurchase Agreements
		(Cost $23,666,000)		23,666,000

		Securities Lending CollateralCC: 15.2%
22,289,287		The Bank of New York Institutional Cash Reserves Fund		22,289,287

		Total Securities Lending Collateral
		(Cost $22,289,287)		22,289,287

		Total Short-Term Investments
		(Cost $48,955,578)		48,955,578

		Total Investments in Securities
		(Cost $172,810,449)*	123.9%	$181,666,097
		Other Assets and Liabilities - Net	(23.9)	(35,054,674)
		Net Assets	100.0%	$146,611,423

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $173,545,450.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,517,567
		Gross Unrealized Depreciation		(1,396,920)
		Net Unrealized Appreciation		$8,120,647

ING VP Strategic Allocation Conservative Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500 E-Mini	3	$201,810	12/15/06	$3,553
U.S. Treasury 2-Year Note	58	11,861,000	12/29/06	20,554
U.S. Treasury 5-Year Note	14	1,477,219	12/29/06	8,024
U.S. Treasury 10-Year Note	47	5,078,938	12/19/06	43,827
				75,958
Short Contracts
U.S. Treasury 30-Year Bond	51	(5,732,719)	12/19/06	(83,927)
				(83,927)

				$(7,969)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 81.3%

		Advertising: 0.4%
800		Advo, Inc.	$22,384
3,300	@	InVentiv Health, Inc.	105,699
9,400		Omnicom Group	879,840
			1,007,923
		Aerospace/Defense: 2.2%
23,300		Boeing Co.	1,837,205
10,324	@@	European Aeronautic Defence and Space Co. NV	296,689
16,500		General Dynamics Corp.	1,182,555
14,100		Lockheed Martin Corp.	1,213,446
20,543		Raytheon Co.	986,269
2,715	@	Teledyne Technologies, Inc.	107,514
12,400		United Technologies Corp.	785,540
			6,409,218
		Agriculture: 1.2%
10,800	@	Alliance One International, Inc.	44,280
25,250		Altria Group, Inc.	1,932,888
20,543	@@	British American Tobacco PLC	555,613
150	@@	Japan Tobacco, Inc.	583,877
6,700		Monsanto Co.	314,967
900		Delta & Pine Land Co.	36,450
			3,468,075
		Airlines: 0.5%
62,236	@, @@	British Airways PLC	497,359
4,705		Skywest, Inc.	115,367
43,300		Southwest Airlines Co.	721,378
			1,334,104
		Apparel: 0.8%
23,600	@	Coach, Inc.	811,840
1,300	@, L	Deckers Outdoor Corp.	61,516
2,550	@, L	Gymboree Corp.	107,559
8,200	@	Hanesbrands, Inc.	184,582
6,900		Jones Apparel Group, Inc.	223,836
2,700		K-Swiss, Inc.	81,162
2,700	L	Kellwood Co.	77,841
3,490		Phillips-Van Heusen	145,777
4,000		Polo Ralph Lauren Corp.	258,760
5,600	@	Timberland Co.	161,112
4,200		Wolverine World Wide, Inc.	118,902
			2,232,887
		Auto Manufacturers: 0.0%
3,700	@	Navistar International Corp.	95,534
			95,534
		Auto Parts & Equipment: 0.1%
8,600	L	ArvinMeritor, Inc.	122,464
27,000	@@	Sumitomo Rubber Industries, Inc.	297,442
			419,906
		Banks: 6.2%
8,000		Associated Banc-Corp.	260,000
86,618	@@	Banca Intesa S.p.A.	569,516
55,900		Bank of America Corp.	2,994,563
3,900		Bank of Hawaii Corp.	187,824

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
24,600	@@	Bank of Ireland	$480,751
65,305	@@	Barclays PLC	823,535
52,372	@@	Capitalia S.p.A.	433,274
3,800		Chittenden Corp.	109,022
9,700		Colonial BancGroup, Inc.	237,650
9,900		Comerica, Inc.	563,508
22,748	@@	Depfa Bank PLC	419,885
5,822	@@	Deutsche Bank AG	702,157
1,631		East-West Bancorp., Inc.	64,604
1,300		First Midwest Bancorp., Inc.	49,257
4,400		Hanmi Financial Corp.	86,240
5,500	@@	KBC Groep NV	578,962
58	@@	Mitsubishi UFJ Financial Group, Inc.	746,328
80	@@	Mizuho Financial Group, Inc.	621,142
22,500	@@	National Australia Bank Ltd.	614,599
26,300	L	National City Corp.	962,580
24,100	L	Regions Financial Corp.	886,639
1,900		Republic Bancorp., Inc.	25,327
24,525	@@	Royal Bank of Scotland Group PLC	843,856
4,111	@@	Societe Generale	653,124
2,000		South Financial Group, Inc.	52,060
37,000	@@	Sumitomo Trust & Banking Co., Ltd.	388,090
7,900	L	TCF Financial Corp.	207,691
1,500		Umpqua Holdings Corp.	42,900
21,650		US Bancorp.	719,213
19,700		Wachovia Corp.	1,099,260
4,000		Webster Financial Corp.	188,440
35,400		Wells Fargo & Co.	1,280,772
4,400		Whitney Holding Corp.	157,388
			18,050,157
		Beverages: 1.8%
27,200		Anheuser-Busch Cos., Inc.	1,292,272
24,900		Coca-Cola Co.	1,112,532
11,521	@@	Coca-Cola Hellenic Bottling Co. SA	396,510
3,400	@@	Fomento Economico Mexicano SA de CV ADR	329,596
1,300	@, L	Hansen Natural Corp.	42,224
8,400		Pepsi Bottling Group, Inc.	298,200
5,300		PepsiAmericas, Inc.	113,102
20,000		PepsiCo, Inc.	1,305,200
21,521	@@	SABMiller PLC	401,820
			5,291,456
		Biotechnology: 0.4%
14,250	@	Amgen, Inc.	1,019,303
22,500	@, L	Millennium Pharmaceuticals, Inc.	223,875
			1,243,178
		Building Materials: 0.2%
15,127	@@	Italcementi S.p.A.	383,162
1,100		Martin Marietta Materials, Inc.	93,082
			476,244
		Chemicals: 1.2%
11,400		EI DuPont de Nemours & Co.	488,376
3,900		HB Fuller Co.	91,416
7,000	@	Hercules, Inc.	110,390
5,000		Lubrizol Corp.	228,650
12,210	L	Lyondell Chemical Co.	309,768
8,800		Olin Corp.	135,168
1,900	@	OM Group, Inc.	83,486
3,900	@	Omnova Solutions, Inc.	16,302
7,400	@, L	PolyOne Corp.	61,642
10,300		PPG Industries, Inc.	690,924
6,800	L	Sherwin-Williams Co.	379,304
56,000	@@	Sumitomo Chemical Co., Ltd.	418,076
3,900		Tronox, Inc.	49,803
2,900	@@	Umicore	428,654
			3,491,959

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Coal: 0.1%
7,100		Peabody Energy Corp.	$261,138
			261,138
		Commercial Services: 0.9%
8,200	@, L	Apollo Group, Inc.	403,768
9,900		Avis Budget Group, Inc.	181,071
2,000		Central Parking Corp.	33,000
1,260	@	Consolidated Graphics, Inc.	75,814
660		CPI Corp.	32,036
1,900	@	Heidrick & Struggles International, Inc.	68,400
1,700	@	Kendle International, Inc.	54,434
5,500	@	Korn/Ferry International	115,170
5,600	@	Labor Ready, Inc.	89,208
1,700	@	Live Nation, Inc.	34,714
5,300		Manpower, Inc.	324,731
16,450		McKesson Corp.	867,244
9,800	@	MPS Group, Inc.	148,078
800	@	NCO Group, Inc.	20,976
2,900	@, L	Rewards Network, Inc.	14,123
6,260	@	Spherion Corp.	44,759
1,260	@, L	Vertrue, Inc.	49,543
2,300		Viad Corp.	81,443
900	@, L	Volt Information Sciences, Inc.	31,995
1,100		Watson Wyatt Worldwide, Inc.	45,012
			2,715,519
		Computers: 2.6%
6,237	@, @@, #	Atos Origin	342,996
735	@	CACI International, Inc.	40,432
6,299	@	Cadence Design Systems, Inc.	106,831
2,800	@	Carreker Corp.	17,192
9,400	@	Ceridian Corp.	210,184
2,770		Factset Research Systems, Inc.	134,539
67,350		Hewlett-Packard Co.	2,471,072
34,900		International Business Machines Corp.	2,859,706
2,730	@, L	Komag, Inc.	87,251
6,600	@	Lexmark International, Inc.	380,556
3,300	@	Manhattan Associates, Inc.	79,662
2,759	@	Micros Systems, Inc.	134,970
10,100	@, L	Palm, Inc.	147,056
2,800	@, L	Radisys Corp.	59,500
1,300		Reynolds & Reynolds Co.	51,363
3,700	@	SYKES Enterprises, Inc.	75,295
10,100	@	Synopsys, Inc.	199,172
21,000	@	Unisys Corp.	118,860
4,982	@, L	Western Digital Corp.	90,174
			7,606,811
		Cosmetics/Personal Care: 0.9%
39,850		Procter & Gamble Co.	2,469,903
			2,469,903
		Distribution/Wholesale: 0.4%
1,300		CDW Corp.	80,184
10,500	@	Ingram Micro, Inc.	201,180
1,385	L	Pool Corp.	53,323
33,000	@@	Sumitomo Corp.	412,610
4,700	@	Tech Data Corp.	171,691
2,360	L	United Stationers, Inc.	109,764
			1,028,752

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 6.3%
4,700		AG Edwards, Inc.	$250,416
15,100		American Express Co.	846,808
8,600	@, L	AmeriCredit Corp.	214,914
6,300		Bear Stearns Cos., Inc.	882,630
12,100		CIT Group, Inc.	588,423
60,900		Citigroup, Inc.	3,024,903
12,100		Fannie Mae	676,511
12,200		Goldman Sachs Group, Inc.	2,063,874
1,200	@	Investment Technology Group, Inc.	53,700
73,200		JPMorgan Chase & Co.	3,437,472
59	@@	Kenedix, Inc.	330,002
6,600	@, L	LaBranche & Co., Inc.	68,442
19,700		Lehman Brothers Holdings, Inc.	1,455,042
11,350		Merrill Lynch & Co., Inc.	887,797
29,550		Morgan Stanley	2,154,491
1,670	@@	SFCG Co., Ltd.	317,457
2,000		SWS Group, Inc.	49,780
15,590	@@	UBS AG	931,918
			18,234,580
		Electric: 2.6%
43,900	@	AES Corp.	895,121
16,800	L	Duke Energy Corp.	507,360
3,000		Duquesne Light Holdings, Inc.	58,980
9,200	L	Exelon Corp.	556,968
18,600		FirstEnergy Corp.	1,038,996
17,200	@@	Fortum OYJ	458,416
6,100		Idacorp, Inc.	230,641
101,242	@@	International Power PLC	592,955
8,900		OGE Energy Corp.	321,379
7,500		Pepco Holdings, Inc.	181,275
5,600	@@	RWE AG	516,567
4,535		SCANA Corp.	182,624
18,200	@@	Tokyo Electric Power Co., Inc.	524,031
20,800		TXU Corp.	1,300,416
4,600		Wisconsin Energy Corp.	198,444
			7,564,173
		Electrical Components & Equipment: 0.3%
3,100		Belden Cdt, Inc.	118,513
1,100	@, L	Energizer Holdings, Inc.	79,189
1,100	@	Intermagnetics General Corp.	29,755
2,400	@, L	Littelfuse, Inc.	83,280
78,000	@@	Toshiba Corp.	506,125
			816,862
		Electronics: 0.9%
25,200	@	Agilent Technologies, Inc.	823,788
2,000		Amphenol Corp.	123,860
1,200		Brady Corp.	42,192
2,840	@, L	Coherent, Inc.	98,434
1,900		Cubic Corp.	37,202
1,020	@, L	Cymer, Inc.	44,788
10,600	@@	Hoya Corp.	399,773
600	@, L	Itron, Inc.	33,480
2,000	@	Planar Systems, Inc.	22,700
5,600	@, L	Plexus Corp.	107,520
4,500	@	Thomas & Betts Corp.	214,695
1,470	@	Trimble Navigation Ltd.	69,208
13,900	@	Vishay Intertechnology, Inc.	195,156
6,300	@	Waters Corp.	285,264
			2,498,060
		Engineering & Construction: 0.6%
9,300	@@	Bouygues	496,616
2,200	@	EMCOR Group, Inc.	120,648
3,500		Granite Construction, Inc.	186,725
1,400	@	Jacobs Engineering Group, Inc.	104,622

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Engineering & Construction (continued)
92,000	@@	Taisei Corp.	$330,205
1,270	@	URS Corp.	49,390
5,000	@@	Vinci SA	555,868
			1,844,074
		Environmental Control: 0.0%
600	@	Aleris International, Inc.	30,324
1,100	@	Waste Connections, Inc.	41,701
			72,025
		Exchange Traded Fund: 0.1%
2,850	L	iShares S&P SmallCap 600 Index Fund	174,677
			174,677
		Food: 1.0%
11,100		Campbell Soup Co.	405,150
4,775		Corn Products International, Inc.	155,379
17,329		General Mills, Inc.	980,821
4,549		Hormel Foods Corp.	163,673
8,000		McCormick & Co., Inc.	303,840
2,300	@, L	Ralcorp Holdings, Inc.	110,929
6,100	@	Smithfield Foods, Inc.	164,822
28,215	@@	Unilever PLC	695,048
			2,979,662
		Forest Products & Paper: 0.2%
1,600		Longview Fibre Co.	32,512
8,200		Louisiana-Pacific Corp.	153,914
2,900		Rock-Tenn Co.	57,420
6,900		Temple-Inland, Inc.	276,690
			520,536
		Gas: 0.4%
1,100		Cascade Natural Gas Corp.	28,699
87,200	@@	Centrica PLC	530,686
5,610		Energen Corp.	234,891
9,140		UGI Corp.	223,473
			1,017,749
		Hand/Machine Tools: 0.1%
3,600		Snap-On, Inc.	160,380
			160,380
		Healthcare - Products: 1.3%
9,000	@, L	Cytyc Corp.	220,320
9,516		Dentsply International, Inc.	286,527
4,600	@	Edwards Lifesciences Corp.	214,314
1,540	@, L	Hologic, Inc.	67,021
857	@, L	Idexx Laboratories, Inc.	78,107
36,250		Johnson & Johnson	2,354,075
3,300		Mentor Corp.	166,287
2,300	@	Osteotech, Inc.	9,407
2,050	@, L	Resmed, Inc.	82,513
1,986	@	Respironics, Inc.	76,679
3,600	@	Techne Corp.	183,096
3,200	@	Varian Medical Systems, Inc.	170,848
			3,909,194
		Healthcare - Services: 2.4%
27,100		Aetna, Inc.	1,071,805
4,700	@	AMERIGROUP Corp.	138,885
9,850	@	Coventry Health Care, Inc.	507,472
4,400	@@	Fresenius Medical Care AG & Co. KGaA	570,944
7,100	@	Health Net, Inc.	308,992
3,000	@, L	Healthways, Inc.	133,800
9,900	@	Humana, Inc.	654,291
4,555	@, L	Odyssey HealthCare, Inc.	64,590

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Healthcare - Services (continued)
1,340	@	Pediatrix Medical Group, Inc.	$61,104
4,300	@, L	Sierra Health Services, Inc.	162,712
37,100		UnitedHealth Group, Inc.	1,825,320
20,400	@	WellPoint, Inc.	1,571,820
			7,071,735
		Holding Companies - Diversified: 0.1%
9,700	L	Leucadia National Corp.	253,849
			253,849
		Home Builders: 0.1%
240	@, L	NVR, Inc.	128,400
2,900	L	Winnebago Industries	91,002
			219,402
		Home Furnishings: 0.4%
3,000		Ethan Allen Interiors, Inc.	103,980
4,100		Harman International Industries, Inc.	342,104
27,000	@@	Matsushita Electric Industrial Co., Ltd.	570,954
			1,017,038
		Household Products/Wares: 0.3%
6,300		American Greetings Corp.	145,656
3,000		Blyth, Inc.	72,990
4,300	@@	Henkel KGaA	599,680
			818,326
		Housewares: 0.0%
2,970		Toro Co.	125,245
			125,245
		Insurance: 6.0%
22,900		Allstate Corp.	1,436,517
3,755	L	American Financial Group, Inc.	176,222
31,900		American International Group, Inc.	2,113,694
900		AmerUs Group Co.	61,209
174,000	@@	China Life Insurance Co., Ltd.	339,953
19,800		Chubb Corp.	1,028,808
10,500		Cincinnati Financial Corp.	504,630
3,100		Delphi Financial Group	123,628
3,300	@@	Everest Re Group Ltd.	321,849
3,973		Fidelity National Financial, Inc.	165,475
4,000		Hanover Insurance Group, Inc.	178,520
12,831		Hartford Financial Services Group, Inc.	1,113,089
7,100		HCC Insurance Holdings, Inc.	233,448
2,110		Infinity Property & Casualty Corp.	86,784
1,505	L	Landamerica Financial Group, Inc.	99,014
222,261	@@	Legal & General Group PLC	592,147
22,500		Loews Corp.	852,750
3,200		Mercury General Corp.	158,752
26,100	L	Metlife, Inc.	1,479,348
2,779	@@	Muenchener Rueckversicherungs AG	438,690
5,630		Old Republic International Corp.	124,705
3,775	@	Philadelphia Consolidated Holding Co.	150,170
5,500		PMI Group, Inc.	240,955
2,800		Presidential Life Corp.	62,636
15,400		Principal Financial Group	835,912
2,500	@	ProAssurance Corp.	123,200
4,800		Protective Life Corp.	219,600
17,928		Prudential Financial, Inc.	1,367,010
28,800	@@	QBE Insurance Group Ltd.	525,342
4,600		Radian Group, Inc.	276,000
7,308		Safeco Corp.	430,660
1,700		Safety Insurance Group, Inc.	82,722
1,300	@	SCPIE Holdings, Inc.	30,602
2,265	L	Selective Insurance Group	119,162
31,200	@@	Storebrand ASA	328,934

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
3,700		Unitrin, Inc.	$163,429
8,885		WR Berkley Corp.	314,440
3,000		Zenith National Insurance Corp.	119,670
1,950	@@	Zurich Financial Services AG	478,768
			17,498,444
		Internet: 0.4%
2,500	@	Google, Inc.	1,004,750
3,800	@	Infospace, Inc.	70,072
1,000	@	Internet Security Systems	27,760
3,580	@	McAfee, Inc.	87,567
7,400		United Online, Inc.	90,132
			1,280,281
		Iron/Steel: 0.9%
70,500	@@	BlueScope Steel Ltd.	340,294
500		Carpenter Technology Corp.	53,755
2,600	@, L	Chaparral Steel Co.	88,556
2,440	L	Cleveland-Cliffs, Inc.	92,988
16,800		Nucor Corp.	831,432
2,400	L	Ryerson, Inc.	52,536
3,700		Steel Dynamics, Inc.	186,665
1,000	L	Steel Technologies, Inc.	19,630
93,000	@@	Sumitomo Metal Industries Ltd.	356,956
7,700		United States Steel Corp.	444,136
			2,466,948
		Leisure Time: 0.3%
11,441	@@	Carnival PLC	546,902
1,025	L	Polaris Industries, Inc.	42,179
15,100	@@	Yamaha Motor Co., Ltd.	400,903
			989,984
		Lodging: 0.0%
900	@, L	Aztar Corp.	47,709
			47,709
		Machinery - Construction & Mining: 0.6%
16,158	@@	Atlas Copco AB	404,337
8,200		Caterpillar, Inc.	539,560
21,600	@@	Hitachi Construction Machinery Co., Ltd.	483,855
2,340		JLG Industries, Inc.	46,355
3,050		Joy Global, Inc.	114,711
			1,588,818
		Machinery - Diversified: 0.3%
3,662		Applied Industrial Technologies, Inc.	89,353
3,200		Cummins, Inc.	381,536
3,800	@	Gardner Denver, Inc.	125,704
1,195		IDEX Corp.	51,445
3,580		Manitowoc Co., Inc.	160,348
3,800		Nordson Corp.	151,468
			959,854
		Media: 2.5%
9,000		CBS Corp. - Class B	253,530
25,900	@, L	Comcast Corp.	954,415
17,100		McGraw-Hill Cos., Inc.	992,313
29,600	@@	Mediaset S.p.A.	318,105
78,500		News Corp., Inc.	1,542,525
47,064	@@	Reed Elsevier PLC	522,443
15,267	@@	Vivendi	549,832
59,900		Walt Disney Co.	1,851,509
150		Washington Post	110,550
			7,095,222

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Metal Fabricate/Hardware: 0.1%
980		AM Castle & Co.	$26,303
600	@	NS Group, Inc.	38,730
2,342	L	Quanex Corp.	71,080
7,900		Worthington Industries	134,774
			270,887
		Mining: 0.2%
32,336	@@	BHP Billiton Ltd.	612,978
			612,978
		Miscellaneous Manufacturing: 3.0%
9,300		3M Co.	692,106
2,970		Acuity Brands, Inc.	134,838
2,220		AO Smith Corp.	87,535
797		Aptargroup, Inc.	40,551
5,900	@	Cooper Industries Ltd.	502,798
4,800		Crane Co.	200,640
9,200		Eaton Corp.	633,420
2,490	@	EnPro Industries, Inc.	74,849
127,250		General Electric Co.	4,491,925
31,600		Honeywell International, Inc.	1,292,440
5,800		Roper Industries, Inc.	259,492
2,700		Sturm Ruger & Co., Inc.	20,898
3,503		Teleflex, Inc.	194,907
			8,626,399
		Office Furnishings: 0.1%
5,978		Herman Miller, Inc.	204,507
			204,507
		Oil & Gas: 6.8%
47,402		Chevron Corp.	3,074,494
2,090		Cimarex Energy Co.	73,547
19,400		ConocoPhillips	1,154,882
12,700	@@	ERG S.p.A.	253,525
100,000		ExxonMobil Corp.	6,710,000
6,760		Frontier Oil Corp.	179,681
11,280		Helmerich & Payne, Inc.	259,778
14,600		Marathon Oil Corp.	1,122,740
9,400		Noble Energy, Inc.	428,546
22,460	@@	Norsk Hydro ASA	503,290
29,000		Occidental Petroleum Corp.	1,395,190
1,600		Penn Virginia Corp.	101,456
4,000	@@	Petroleo Brasileiro SA ADR	335,320
30,326	@@	Royal Dutch Shell PLC - Class B	1,031,645
38,644	@@	Santos Ltd.	321,591
3,800		St. Mary Land & Exploration Co.	139,498
700	@	Stone Energy Corp.	28,336
7,600		Sunoco, Inc.	472,644
2,542	@, L	Swift Energy Co.	106,306
12,800	@@	Total SA	839,558
22,900		Valero Energy Corp.	1,178,663
			19,710,690
		Oil & Gas Services: 1.0%
39,400	L	Halliburton Co.	1,120,930
2,300	@	Helix Energy Solutions Group, Inc.	76,820
900	@, L	Maverick Tube Corp.	58,347
8,450	@, @@	Petroleum Geo-Services ASA	414,239
13,400		Schlumberger Ltd.	831,202
1,500	@, L	SEACOR Holdings, Inc.	123,750
6,100	L	Tidewater, Inc.	269,559
900	@	Veritas DGC, Inc.	59,238
			2,954,085
		Packaging & Containers: 0.0%
2,400		Sonoco Products Co.	80,736
			80,736

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 4.2%
18,600		Abbott Laboratories	$903,216
12,800	L	AmerisourceBergen Corp.	578,560
13,695	@@	AstraZeneca PLC	855,366
8,500	@	Express Scripts, Inc.	641,665
37,800	@@	GlaxoSmithKline PLC	1,005,285
16,600	@, L	King Pharmaceuticals, Inc.	282,698
55,400		Merck & Co., Inc.	2,321,260
12,800		Mylan Laboratories	257,664
4,200	@	NBTY, Inc.	122,934
3,000	L	Omnicare, Inc.	129,270
89,750		Pfizer, Inc.	2,545,310
5,850	@@	Roche Holding AG	1,010,688
2,700	@, L	Sepracor, Inc.	130,788
9,600	@@	Takeda Pharmaceutical Co., Ltd.	599,849
4,280	@	Theragenics Corp.	12,326
1,100	@, L	USANA Health Sciences, Inc.	49,049
16,500		Wyeth	838,860
			12,284,788
		Pipelines: 0.1%
3,320		Questar Corp.	271,476
			271,476
		Real Estate: 0.1%
35,000	@@	Cheung Kong Holdings Ltd.	375,360
			375,360
		Real Estate Investment Trusts: 0.2%
2,100		AMB Property Corp.	115,731
1,200		Colonial Properties Trust	57,372
580		Essex Property Trust, Inc.	70,412
800		Glenborough Realty Trust, Inc.	20,584
1,300		Highwoods Properties, Inc.	48,373
1,100		New Century Financial Corp.	43,241
1,700	L	Regency Centers Corp.	116,892
			472,605
		Retail: 6.4%
2,195		Abercrombie & Fitch Co.	152,509
5,300	@	Aeropostale, Inc.	154,919
7,440		American Eagle Outfitters	326,095
5,200	@	AnnTaylor Stores Corp.	217,672
6,300	@, L	Big Lots, Inc.	124,803
5,800		Brinker International, Inc.	232,522
2,650		Brown Shoe Co., Inc.	94,976
3,600		Cato Corp.	78,876
11,500	@, L	Charming Shoppes, Inc.	164,220
4,200	@	Chico’s FAS, Inc.	90,426
600	@	Childrens Place Retail Stores, Inc.	38,418
3,200	L	Christopher & Banks Corp.	94,336
7,265		Claire’s Stores, Inc.	211,847
20,200		Costco Wholesale Corp.	1,003,536
7,400		Dollar Tree Stores, Inc.	229,104
17,700	@@	Don Quijote Co., Ltd.	375,153
4,480	@, L	Dress Barn, Inc.	97,754
9,500		Family Dollar Stores, Inc.	277,780
24,100		Federated Department Stores, Inc.	1,041,361
3,800		Foot Locker, Inc.	95,950
32,200		Gap, Inc.	610,190
2,000	L	Group 1 Automotive, Inc.	99,800
2,900	L	Haverty Furniture Cos., Inc.	46,255
25,300		Home Depot, Inc.	917,631
2,500	@	Jack in the Box, Inc.	130,450
14,800	@	Kohl’s Corp.	960,816

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
21,000		Limited Brands, Inc.	$556,290
400		Lone Star Steakhouse & Saloon, Inc.	11,108
19,000		Lowe’s Cos., Inc.	533,140
38,700		McDonald’s Corp.	1,513,944
3,547		Men’s Wearhouse, Inc.	131,984
3,210		Michaels Stores, Inc.	139,763
12,700		Nordstrom, Inc.	537,210
17,600	@, L	Office Depot, Inc.	698,720
4,100		OfficeMax, Inc.	167,034
2,700	@	O’Reilly Automotive, Inc.	89,667
780	@, L	Panera Bread Co.	45,435
6,440	@	Payless Shoesource, Inc.	160,356
3,400		Petsmart, Inc.	94,350
9,500		Ross Stores, Inc.	241,395
1,100	@	Ryan’s Restaurant Group, Inc.	17,457
4,530	@, L	Select Comfort Corp.	99,116
12,700	@@	Seven & I Holdings Co., Ltd.	409,168
5,817	@, L	Sonic Corp.	131,522
32,000	@, L	Starbucks Corp.	1,089,600
10,350	L	Target Corp.	571,838
780	@, L	Tractor Supply Co.	37,643
2,775	@	Tween Brands, Inc.	104,340
31,400		Walgreen Co.	1,393,846
30,300		Wal-Mart Stores, Inc.	1,494,396
6,900		Wendy’s International, Inc.	462,300
			18,599,021
		Savings & Loans: 0.1%
2,300		Anchor Bancorp. Wisconsin, Inc.	65,688
3,332		Bankunited Financial Corp.	86,865
600		Fidelity Bankshares, Inc.	23,406
1,700	@, L	FirstFed Financial Corp.	96,424
500		Harbor Florida Bancshares, Inc.	22,155
			294,538
		Semiconductors: 1.9%
3,400	@	Actel Corp.	52,870
29,000	@	Advanced Micro Devices, Inc.	720,650
31,400	@	Atmel Corp.	189,656
9,600	@	Fairchild Semiconductor International, Inc.	179,520
6,200	@	Freescale Semiconductor, Inc.	235,662
13,800	@	Integrated Device Technology, Inc.	221,628
70,000		Intel Corp.	1,439,900
3,190	@, L	Lam Research Corp.	144,603
23,600	@, L	LSI Logic Corp.	193,992
8,500	@	MEMC Electronic Materials, Inc.	311,355
6,600	@	Micrel, Inc.	63,294
4,790	L	Microchip Technology, Inc.	155,292
44,400	@, L	Micron Technology, Inc.	772,560
21,200		National Semiconductor Corp.	498,836
3,540	@	Pericom Semiconductor Corp.	34,515
12,000	@@	Shinko Electric Industries	334,773
1,485	@, L	Varian Semiconductor Equipment Associates, Inc.	54,500
			5,603,606
		Software: 2.5%
3,200	@	Altiris, Inc.	67,488
955	@	Ansys, Inc.	42,192
13,900	@	Autodesk, Inc.	483,442
12,500	@	BMC Software, Inc.	340,250
3,800	@	Captaris, Inc.	22,268
1,880	@, L	Cerner Corp.	85,352
24,400	@	Compuware Corp.	190,076
5,400	@	CSG Systems International	142,722
2,900	@	Digi International, Inc.	39,150
1,692	@	Dun & Bradstreet Corp.	126,883
5,000		Fair Isaac Corp.	182,850

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
1,100	@	Filenet Corp.	$38,313
4,170		Global Payments, Inc.	183,522
3,982	@, L	Hyperion Solutions Corp.	137,299
500		Inter-Tel, Inc.	10,800
2,800	@	Mapinfo Corp.	35,924
107,350		Microsoft Corp.	2,933,876
6,500		MoneyGram International, Inc.	188,890
600	@	MRO Software, Inc.	15,402
2,700	@@	Nomura Research Institute Ltd.	374,890
46,100	@	Oracle Corp.	817,814
2,225	@, L	SPSS, Inc.	55,469
7,200	@, L	Sybase, Inc.	174,528
26,008	@, @@	Tele Atlas NV	439,646
			7,129,046
		Telecommunications: 5.3%
44,844	@@	Alcatel SA	546,907
800	L	Anixter International, Inc.	45,176
58,200	L	AT&T, Inc.	1,894,992
24,300	@, L	Avaya, Inc.	277,992
46,400		BellSouth Corp.	1,983,600
10,300		CenturyTel, Inc.	408,601
134,300	@	Cisco Systems, Inc.	3,088,899
28,700		Citizens Communications Co.	402,948
715	L	Commonwealth Telephone Enterprises, Inc.	29,479
46,500	@@	Deutsche Telekom AG	737,624
4,300	@	Ditech Communications Corp.	33,153
24,363	@@	France Telecom SA	560,339
3,007		Harris Corp.	133,781
73,400		Motorola, Inc.	1,835,000
3,200	@	Network Equipment Technologies, Inc.	13,184
76	@@	Nippon Telegraph & Telephone Corp.	371,548
7,700	@@	Orascom Telecom Holding SAE GDR	439,973
20,250		Qualcomm, Inc.	736,088
15,838	@, @@	Tandberg Television ASA	128,691
166,000	@@	Telefonaktiebolaget LM Ericsson	573,525
11,000	@@	Telekomunikasi Indonesia Tbk PT ADR	397,760
3,150		Telephone & Data Systems, Inc.	132,615
1,800	@	Tollgrade Communications, Inc.	16,110
12,800	@, L	Utstarcom, Inc.	113,536
223,212	@@	Vodafone Group PLC	509,857
			15,411,378
		Textiles: 0.1%
3,500	@, L	Mohawk Industries, Inc.	260,575
			260,575
		Toys/Games/Hobbies: 0.1%
10,100		Hasbro, Inc.	229,775
			229,775
		Transportation: 0.9%
2,330		Arkansas Best Corp.	100,260
4,220	L	CH Robinson Worldwide, Inc.	188,128
86	@@	East Japan Railway Co.	601,535
2,800	@	EGL, Inc.	102,032
5,200	L	Expeditors International Washington, Inc.	231,816
5,600		Heartland Express, Inc.	87,808
4,000	@	HUB Group, Inc.	91,120
1,600	@, L	Kansas City Southern	43,696
1,263	L	Landstar System, Inc.	53,930
21,009		Norfolk Southern Corp.	925,446
2,800	@	Old Dominion Freight Line	84,084
3,385	L	Overseas Shipholding Group	209,091
			2,718,946
		Water: 0.2%
9,559	@@	Veolia Environnement	576,012
			576,012

		Total Common Stock
		(Cost $201,643,830)	235,514,999

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

PREFERRED STOCK: 0.2%

		Banks: 0.0%
14	P	DG Funding Trust	$147,175
			147,175
		Diversified Financial Services: 0.1%
5,000	P	Merrill Lynch & Co., Inc.	129,450
1,500	P	National Rural Utilities Cooperative Finance Corp.	34,740
			164,190
		Insurance: 0.1%
7,050	@@, P	Aegon NV	178,255
5,425	P	Metlife, Inc.	140,562
			318,817

		Total Preferred Stock
		(Cost $622,472)	630,182

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.3%

		Banks: 1.0%
$110,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	$95,769
44,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	48,200
50,000	@@, C	Bank of Ireland, 5.688%, due 12/29/49	44,151
40,000	@@, C	Bank of Nova Scotia, 5.625%, due 08/21/85	33,969
20,000	@@	Bank of Scotland, 5.563%, due 11/30/49	17,450
38,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	39,632
30,000	@@, C	Barclays Bank PLC, 5.750%, due 12/31/49	26,769
90,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	78,017
27,000	C	Chase Capital I, 7.670%, due 12/01/26	28,100
57,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	54,742
50,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	42,500
10,000	@@, C	Den Norske Creditbank, 5.688%, due 11/29/49	8,609
69,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	81,950
192,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	188,861
220,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	186,450
110,000	@@, C	HSBC Bank PLC, 5.875%, due 06/29/49	94,600
300,000	@@	KAUP Bank, 6.600%, due 12/28/15	282,386
140,000	@@, C	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	121,430
10,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	8,879
107,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	111,140
58,000	C	Mellon Capital I, 7.720%, due 12/01/26	60,400
50,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	52,994
80,000	@@, C	National Australia Bank Ltd., 5.557%, due 10/29/49	69,446
10,000	@@, C	National Westminster Bank PLC, 5.563%, due 11/29/49	8,576
87,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	85,270
30,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	29,013
23,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	22,384
102,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	99,899
230,000	@@, C	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	199,517
70,000	@@, C	Societe Generale, 5.395%, due 11/29/49	60,494
170,000	@@, C	Standard Chartered PLC, 5.532%, due 07/29/49	140,675
260,000	@@, C	Standard Chartered PLC, 5.550%, due 11/29/49	217,750
30,000	@@, C	Standard Chartered PLC, 5.730%, due 01/29/49	24,750
42,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	43,925
71,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	71,262
50,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	42,792
113,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	105,857
103,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	105,284
			3,033,892
		Beverages: 0.1%
106,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	122,695
172,000	@@, C	Diageo Capital PLC, 5.875%, due 09/30/36	168,905
			291,600
		Chemicals: 0.0%
10,000		Stauffer Chemical, 5.500%, due 04/15/10	8,274
40,000		Stauffer Chemical, 5.810%, due 04/15/18	20,850
40,000		Stauffer Chemical, 7.590%, due 04/15/17	22,085
			51,209
		Commercial Services: 0.1%
114,000	C	Tulane University of Louisiana, 6.205%, due 11/15/12	114,570
			114,570

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services: 0.5%
$181,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	$173,591
73,769	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	72,294
58,000	C	Citigroup Capital II, 7.750%, due 12/01/36	60,078
88,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	91,716
100,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	102,071
40,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	34,100
89,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	88,089
102,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	130,722
52,000	C, L	JPM Capital Trust I, 7.540%, due 01/15/27	53,989
58,000	C, L	JPM Capital Trust II, 7.950%, due 02/01/27	60,517
168,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	162,834
47,000	@@, C	Paribas, 5.563%, due 12/31/49	41,369
30,000	@@, C	Petroleum Export Ltd., 4.623%, due 06/15/10	29,599
58,515	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	57,684
114,382	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	115,598
100,000	@@, #, C	Preferred Term Securities, Inc., 5.890%, due 03/23/35	100,250
374,262	#	Toll Road Investors Partnership II LP, 17.640%, due 02/15/45	47,569
86,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	90,872
			1,512,942
		Electric: 0.1%
123,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	142,723
37,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	38,639
33,256	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	33,531
13,330		PPL Montana, LLC, 8.903%, due 07/02/20	14,878
79,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	82,704
			312,475
		Home Builders: 0.0%
76,000		D.R. Horton, Inc., 5.625%, due 09/15/14	71,766
			71,766
		Insurance: 0.0%
48,000	#, C	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	51,649
			51,649
		Mining: 0.0%
20,000	@@, L	Vale Overseas Ltd., 8.250%, due 01/17/34	22,800
			22,800
		Multi-National: 0.0%
56,000	@@, L	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	54,266
			54,266
		Oil & Gas: 0.2%
62,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	58,666
12,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	12,687
27,000	@@, #, C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	26,561
94,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	96,303
81,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	78,207
136,000	@@, C	Transocean, Inc., 5.591%, due 09/05/08	136,076
			408,500
		Pipelines: 0.1%
202,000	#, C	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	199,495
			199,495
		Real Estate: 0.0%
79,000	C	EOP Operating LP, 7.750%, due 11/15/07	80,945
			80,945
		Real Estate Investment Trusts: 0.1%
23,000	C	Liberty Property LP, 6.375%, due 08/15/12	24,080
95,000	C	Liberty Property LP, 7.750%, due 04/15/09	99,971
90,000	C, L	Simon Property Group LP, 4.875%, due 03/18/10	88,724
			212,775
		Retail: 0.0%
77,000	C	May Department Stores Co., 3.950%, due 07/15/07	75,983
			75,983
		Savings & Loans: 0.0%
47,000	C	Great Western Financial, 8.206%, due 02/01/27	49,264
			49,264
		Telecommunications: 0.1%
185,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	190,676
			190,676

		Total Corporate Bonds/Notes
		(Cost $6,772,083)	6,734,807

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%

		Federal Home Loan Bank: 0.4%
$675,000	L	5.125%, due 06/18/08	$676,528
147,000		5.375%, due 07/18/11	149,764
120,000	L	5.375%, due 08/19/11	122,304
90,000	C	5.550%, due 08/24/07	90,032
155,000		5.625%, due 06/13/16	160,084
			1,198,712
		Federal Home Loan Mortgage Corporation: 1.1%
225,000		4.000%, due 08/17/07	222,788
166,736	C, S	4.500%, due 12/15/16	163,605
448,000		4.875%, due 02/17/09	447,611
219,884	C, S	5.000%, due 08/15/16	216,780
185,000	C, S	5.000%, due 05/15/20	180,222
119,000	L	5.125%, due 04/18/08	119,263
146,000	C	5.400%, due 10/10/08	146,008
399,637	C, S	5.500%, due 11/15/18	401,138
761,000	C	5.750%, due 05/11/11	762,278
164,000	S	5.750%, due 06/27/16	171,225
108,000		5.875%, due 03/21/11	111,460
173,611	C, S	6.000%, due 01/15/29	176,812
35,000	W	6.000%, due 10/15/33	35,186
			3,154,376
		Federal National Mortgage Association: 4.7%
93,000		4.250%, due 09/15/07	92,247
847,000	W	4.500%, due 10/15/18	817,355
406,000	W	4.500%, due 10/15/35	379,356
223,000		4.750%, due 08/10/07	222,222
91,757	S	4.807%, due 08/01/35	89,935
813,000	W	5.000%, due 10/15/18	799,026
3,409,000	W	5.000%, due 10/15/33	3,276,897
450,000		5.250%, due 08/01/12	452,915
200,000	L	5.250%, due 09/15/16	204,294
102,252	S	5.500%, due 02/01/18	102,238
140,450	S	5.500%, due 11/01/33	138,894
2,822,000	W	5.500%, due 10/15/35	2,780,550
61,935	S	6.000%, due 10/01/08	61,975
117,840	S	6.000%, due 08/01/16	119,721
93,000		6.000%, due 11/15/20	94,366
121,125	S	6.000%, due 04/25/31	123,694
2,921,000	W	6.000%, due 10/15/34	2,934,694
50,804	S	6.500%, due 04/01/27	52,067
133,000	W	6.500%, due 10/01/31	135,452
10,426	S	7.000%, due 12/01/27	10,767
131,994	S	7.000%, due 02/01/31	136,057
2,072	S	7.000%, due 08/01/35	2,129
409,000		7.250%, due 01/15/10	438,073
29,342	S	7.500%, due 09/01/31	30,367
			13,495,291
		Government National Mortgage Association: 0.0%
22,318	S	6.500%, due 01/15/29	22,964
21,505	S	6.500%, due 01/15/32	22,093
14,172	S	7.000%, due 04/15/26	14,655
1,271		7.000%, due 01/15/28	1,313
19,653	S	7.000%, due 02/15/28	20,304
			81,329

		Total U.S. Government Agency Obligations
		(Cost $17,813,141)	17,929,708

U.S. TREASURY OBLIGATIONS: 4.1%

		U.S. Treasury Bonds: 1.5%
1,019,000	L	4.500%, due 02/15/36	976,728
2,177,000	L	4.875%, due 08/15/16	2,218,840
49,000	L	5.125%, due 05/15/16	50,845

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		U.S. Treasury Bonds: (continued)
$406,000	L	6.000%, due 02/15/26	$464,648
580,000	L	6.250%, due 08/15/23	673,571
			4,384,632
		U.S. Treasury Inflation-Indexed Bonds: 0.2%
220,000	L	2.000%, due 01/15/16	220,458
423,000		2.375%, due 04/15/11	434,278
			654,736
		U.S. Treasury Notes: 2.3%
4,895,000	L	4.625%, due 08/31/11	4,901,887
1,176,000	L	4.875%, due 08/31/08	1,179,629
521,000	L	4.875%, due 08/15/09	524,704
			6,606,220
		U.S. Treasury STRIP:
164,000		4.770%, due 05/15/16	104,700
			104,700

		Total U.S. Treasury Obligations
		(Cost $11,623,447)	11,750,288

ASSET-BACKED SECURITIES: 0.5%

		Automobile Asset-Backed Securities: 0.2%
36,000	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	35,603
40,000	C, S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	39,930
66,000	C, S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	66,071
64,000	C, S	Carmax Auto Owner Trust, 4.210%, due 01/15/10	63,347
39,000	C, S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	38,211
138,000	C, S	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	138,712
52,000	C, S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	51,446
10,000	C, S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	9,954
56,749	C, S	USAA Auto Owner Trust, 2.040%, due 02/16/10	56,705
13,000	C, S	USAA Auto Owner Trust, 5.010%, due 09/15/10	12,994
			512,973
		Credit Card Asset-Backed Securities: 0.2%
45,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	44,543
42,000	C, S	Capital One Master Trust, 4.900%, due 03/15/10	41,937
146,000	C, S	Capital One Master Trust, 6.310%, due 06/15/11	148,714
1,000	C	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	975
139,000	C, S	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	136,988
12,000	C, S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	12,237
101,000	C, S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	102,286
25,000	C, S	MBNA Master Credit Card Trust, 5.900%, due 08/15/11	25,548
			513,228
		Home Equity Asset-Backed Securities: 0.0%
16,000	+, C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	15,825
25,000	+, C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	24,777
45,000	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	44,081
			84,683
		Other Asset-Backed Securities: 0.1%
64,917	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	63,998
25,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	24,738
192,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	192,690
26,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	26,133
40,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	39,454
46,000	+, C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	46,030
3,156	C, S	Popular Mortgage Pass-Through Trust, 3.735%, due 12/25/34	3,141
6,000	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	5,921
19,000	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	18,810
			420,915

		Total Asset-Backed Securities
		(Cost $1,535,913)	1,531,799

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.4%

36,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	34,958
11,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,832
25,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	24,713
83,000	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	82,275
53,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	52,599
19,899	C, S	Banc of America Commercial Mortgage, Inc., 5.363%, due 07/10/46	20,069

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$108,598	C, S	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	$109,921
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,442
141,013	C, S	Banc of America Funding Corp., 5.860%, due 05/20/36	141,563
42,278	C, S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	42,026
37,227	C, S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	36,683
278,028	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	281,959
98,625	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	99,723
69,000	C, S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	67,000
25,000	C, S	Bear Stearns Commercial Mortgage Securities, 5.294%, due 09/11/41	25,102
10,000	C, S	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	9,831
19,522	C, S	Citigroup Commercial Mortgage Trust, 5.911%, due 03/15/49	19,869
105,449	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	104,165
126,624	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	126,497
42,981	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	43,246
30,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.778%, due 04/15/62	32,561
19,582	C, S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	19,514
35,137	C, S	CS First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	33,655
350,000	C, S	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	342,348
166,000	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	168,720
400,000	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	418,768
48,662	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	47,669
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,758
72,343	C, S	GMAC Mortgage Corp. Loan Trust, 4.602%, due 10/19/33	70,271
40,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	39,958
26,953	#, C	GSMPS Mortgage Loan Trust, 5.680%, due 01/25/35	27,077
54,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	52,615
28,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	27,263
20,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.338%, due 05/12/45	20,120
11,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,300
9,694	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	9,854
20,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	20,617
341,075	C, S	JP Morgan Mortgage Trust, 5.409%, due 11/25/35	337,026
28,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	27,159
19,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	18,526
19,682	C, S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	20,042
108,365	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	108,662
286,662	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	280,481
25,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	25,239
370,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	366,433
228,297	C, S	Morgan Stanley Capital I, 5.490%, due 07/12/44	230,919
220,000	C, S	Morgan Stanley Capital I, 5.741%, due 08/12/41	225,758
292,364	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	282,694
852,285	C, S	Residential Accredit Loans, Inc., 5.730%, due 04/25/35	856,510
53,347	C, S	Thornburg Mortgage Securities Trust, 5.700%, due 09/25/34	53,626
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	10,018
19,425	C, S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	19,686
20,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	20,599
874,547	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.553%, due 07/25/46	875,674
288,490	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	290,386
32,866	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.259%, due 10/25/35	32,153
241,908	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	238,700

		Total Collateralized Mortgage Obligations
		(Cost $7,052,697)	7,015,832

MUNICIPAL BONDS: 0.1%

		Municipal: 0.1%
65,000	C	City of San Diego, 7.125%, due 06/01/32	67,360
210,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	210,884

		Total Municipal Bonds
		(Cost $277,650)	278,244

		Total Long-Term Investments
		(Cost $247,341,233)	281,385,859

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 17.2%

		Repurchase Agreements: 6.6%
$19,082,000		Morgan Stanley Repurchase Agreement dated 09/29/06, 5.30% due 10/02/06, $19,090,428 to be received upon repurchase (Collateralized by $19,840,000 Federal National Mortgage Association, 3.875%, Market Value plus accrued interest $19,626,031, due 07/15/08)		$19,082,000

		Total Repurchase Agreements
		(Cost $19,082,000)		19,082,000

		Securities Lending CollateralCC: 10.6%
30,723,531		The Bank of New York Institutional Cash Reserves Fund		30,723,531

		Total Securities Lending Collateral
		(Cost $30,723,531)		30,723,531

		Total Short-Term Investments
		(Cost $49,805,531)		49,805,531

		Total Investments in Securities
		(Cost $297,146,764)*	114.2%	$331,191,390
		Other Assets and Liabilities - Net	(14.2)	41,308,120
		Net Assets	100.0%	$289,883,270

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred stock may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

	*	Cost for federal income tax purposes is $299,800,579.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,893,993
		Gross Unrealized Depreciation		(3,503,182)
		Net Unrealized Appreciation		$31,390,811

ING VP Strategic Allocation Growth Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 400 E-Mini	6	$456,360	12/15/06	$(355)
S&P 500	5	1,681,750	12/14/06	22,827
U.S. Treasury 2-Year Note	20	4,090,000	12/29/06	7,288
U.S. Treasury 5-Year Note	36	3,798,563	12/29/06	20,993
				50,753
Short Contracts
U.S. Treasury Long Bond	16	(1,798,500)	12/19/06	(26,330)
				(26,330)

				$24,423

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 66.7%

		Advertising: 0.3%
500		Advo, Inc.	$13,990
1,900	@	InVentiv Health, Inc.	60,857
8,700		Omnicom Group	814,320
			889,167
		Aerospace/Defense: 2.0%
21,400		Boeing Co.	1,687,390
7,257	@@, L	European Aeronautic Defence and Space Co. NV	208,550
15,200		General Dynamics Corp.	1,089,384
12,900		Lockheed Martin Corp.	1,110,174
19,282		Raytheon Co.	925,729
1,560	@	Teledyne Technologies, Inc.	61,776
11,400		United Technologies Corp.	722,190
			5,805,193
		Agriculture: 0.9%
6,400	@	Alliance One International, Inc.	26,240
23,250		Altria Group, Inc.	1,779,788
13,537	@@	British American Tobacco PLC	366,126
500		Delta & Pine Land Co.	20,250
100	@@	Japan Tobacco, Inc.	389,251
			2,581,655
		Airlines: 0.4%
42,605	@, @@	British Airways PLC	340,478
2,723		Skywest, Inc.	66,768
39,700		Southwest Airlines Co.	661,402
			1,068,648
		Apparel: 0.6%
21,700	@	Coach, Inc.	746,480
800	@	Deckers Outdoor Corp.	37,856
1,490	@	Gymboree Corp.	62,848
5,100	@	Hanesbrands, Inc.	114,801
6,300		Jones Apparel Group, Inc.	204,372
1,600		K-Swiss, Inc.	48,096
1,700	L	Kellwood Co.	49,011
2,090		Phillips-Van Heusen	87,299
2,520		Polo Ralph Lauren Corp.	163,019
3,300	@	Timberland Co.	94,941
2,500		Wolverine World Wide, Inc.	70,775
			1,679,498
		Auto Manufacturers: 0.0%
3,400	@	Navistar International Corp.	87,788
			87,788
		Auto Parts & Equipment: 0.1%
5,400	L	ArvinMeritor, Inc.	76,896
17,900	@@	Sumitomo Rubber Industries, Inc.	197,193
			274,089
		Banks: 4.9%
5,000		Associated Banc-Corp.	162,500
59,249	@@, L	Banca Intesa S.p.A.	389,564
51,250		Bank of America Corp.	2,745,463
2,400		Bank of Hawaii Corp.	115,584
16,600	@@	Bank of Ireland	324,357
44,026	@@	Barclays PLC	555,194

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
35,345	@@	Capitalia S.p.A.	$292,410
2,200		Chittenden Corp.	63,118
6,100		Colonial BancGroup, Inc.	149,450
9,100		Comerica, Inc.	517,972
15,339	@@	Depfa Bank PLC	283,129
3,908	@@	Deutsche Bank AG	471,321
886		East-West Bancorp., Inc.	35,094
700		First Midwest Bancorp., Inc.	26,523
2,600		Hanmi Financial Corp.	50,960
3,900	@@	KBC Groep NV	410,537
40	@@	Mitsubishi UFJ Financial Group, Inc.	514,709
54	@@	Mizuho Financial Group, Inc.	419,271
15,200	@@, L	National Australia Bank Ltd.	415,196
24,200	L	National City Corp.	885,720
22,100	L	Regions Financial Corp.	813,059
1,100		Republic Bancorp., Inc.	14,663
17,015	@@	Royal Bank of Scotland Group PLC	585,452
2,775	@@	Societe Generale	440,870
1,200		South Financial Group, Inc.	31,236
25,000	@@	Sumitomo Trust & Banking Co., Ltd.	262,223
5,000		TCF Financial Corp.	131,450
900		Umpqua Holdings Corp.	25,740
19,900		US Bancorp.	661,078
18,050	L	Wachovia Corp.	1,007,190
2,500		Webster Financial Corp.	117,775
34,300		Wells Fargo & Co.	1,240,974
2,500		Whitney Holding Corp.	89,425
			14,249,207
		Beverages: 1.6%
25,100		Anheuser-Busch Cos., Inc.	1,192,501
22,800		Coca-Cola Co.	1,018,704
8,037	@@	Coca-Cola Hellenic Bottling Co. SA	276,604
2,300	@@	Fomento Economico Mexicano SA de CV ADR	222,962
900	@, L	Hansen Natural Corp.	29,232
7,600		Pepsi Bottling Group, Inc.	269,800
3,300		PepsiAmericas, Inc.	70,422
18,450		PepsiCo, Inc.	1,204,047
14,704	@@, X	SABMiller PLC	274,539
			4,558,811
		Biotechnology: 0.4%
13,250	@	Amgen, Inc.	947,773
14,100	@, L	Millennium Pharmaceuticals, Inc.	140,295
			1,088,068
		Building Materials: 0.1%
10,988	@@	Italcementi S.p.A.	278,323
640		Martin Marietta Materials, Inc.	54,157
			332,480
		Chemicals: 0.9%
10,500		EI DuPont de Nemours & Co.	449,820
2,300		HB Fuller Co.	53,912
6,400	@	Hercules, Inc.	100,928
3,200		Lubrizol Corp.	146,336
7,549	L	Lyondell Chemical Co.	191,518
5,500		Olin Corp.	84,480
1,200	@	OM Group, Inc.	52,728
2,300	@	Omnova Solutions, Inc.	9,614
4,400	@	PolyOne Corp.	36,652
9,400		PPG Industries, Inc.	630,552
6,000	L	Sherwin-Williams Co.	334,680
38,000	@@	Sumitomo Chemical Co., Ltd.	283,694
2,300		Tronox, Inc.	29,371
1,800	@@	Umicore	266,061
			2,670,346

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Coal: 0.1%
4,320		Peabody Energy Corp.	$158,890
			158,890
		Commercial Services: 0.7%
7,500	@	Apollo Group, Inc.	369,300
6,200		Avis Budget Group, Inc.	113,398
1,200		Central Parking Corp.	19,800
800	@	Consolidated Graphics, Inc.	48,136
370		CPI Corp.	17,960
1,200	@	Heidrick & Struggles International, Inc.	43,200
1,000	@	Kendle International, Inc.	32,020
3,400	@, L	Korn/Ferry International	71,196
3,300	@	Labor Ready, Inc.	52,569
1,000	@	Live Nation, Inc.	20,420
3,300	L	Manpower, Inc.	202,191
15,150	L	McKesson Corp.	798,708
6,100	@	MPS Group, Inc.	92,171
500	@	NCO Group, Inc.	13,110
1,700	@, L	Rewards Network, Inc.	8,279
4,370	@	Spherion Corp.	31,246
665	@, L	Vertrue, Inc.	26,148
1,300		Viad Corp.	46,033
600	@, L	Volt Information Sciences, Inc.	21,330
600		Watson Wyatt Worldwide, Inc.	24,552
			2,051,767
		Computers: 2.2%
4,265	@, @@, #	Atos Origin	234,548
455	@	CACI International, Inc.	25,030
4,275	@	Cadence Design Systems, Inc.	72,504
1,700	@	Carreker Corp.	10,438
5,900	@	Ceridian Corp.	131,924
1,580		Factset Research Systems, Inc.	76,741
61,800		Hewlett-Packard Co.	2,267,442
32,150		International Business Machines Corp.	2,634,371
1,750	@, L	Komag, Inc.	55,930
6,000	@, L	Lexmark International, Inc.	345,960
1,800	@	Manhattan Associates, Inc.	43,452
200	@	McData Corp.	1,006
1,576	@, L	Micros Systems, Inc.	77,098
6,300	@, L	Palm, Inc.	91,728
1,700	@, L	Radisys Corp.	36,125
800		Reynolds & Reynolds Co.	31,608
2,200	@	SYKES Enterprises, Inc.	44,770
6,300	@	Synopsys, Inc.	124,236
19,300	@	Unisys Corp.	109,238
3,350	@, L	Western Digital Corp.	60,635
			6,474,784
		Cosmetics/Personal Care: 0.8%
36,600		Procter & Gamble Co.	2,268,468
			2,268,468
		Distribution/Wholesale: 0.2%
800		CDW Corp.	49,344
6,300	@	Ingram Micro, Inc.	120,708
755	L	Pool Corp.	29,068
21,000	@@	Sumitomo Corp.	262,570
2,900	@	Tech Data Corp.	105,937
1,415	@	United Stationers, Inc.	65,812
			633,439
		Diversified Financial Services: 5.5%
2,900		AG Edwards, Inc.	154,512
13,850		American Express Co.	776,708
5,400	@, L	AmeriCredit Corp.	134,946
5,800		Bear Stearns Cos., Inc.	812,580

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
11,100		CIT Group, Inc.	$539,793
55,900		Citigroup, Inc.	2,776,553
10,800		Fannie Mae	603,828
11,300		Goldman Sachs Group, Inc.	1,911,621
600	@	Investment Technology Group, Inc.	26,850
67,300		JPMorgan Chase & Co.	3,160,408
39	@@	Kenedix, Inc.	218,137
3,900	@, L	LaBranche & Co., Inc.	40,443
18,000		Lehman Brothers Holdings, Inc.	1,329,480
10,400		Merrill Lynch & Co., Inc.	813,488
27,050		Morgan Stanley	1,972,216
1,110	@@	SFCG Co., Ltd.	211,004
1,200		SWS Group, Inc.	29,868
10,760	@@	UBS AG	643,197
			16,155,632
		Electric: 2.1%
40,400	@	AES Corp.	823,756
15,500	L	Duke Energy Corp.	468,100
1,900		Duquesne Light Holdings, Inc.	37,354
8,400	L	Exelon Corp.	508,536
17,100		FirstEnergy Corp.	955,206
11,800	@@	Fortum OYJ	314,495
3,800	L	Idacorp, Inc.	143,678
69,638	@@	International Power PLC	407,856
5,500		OGE Energy Corp.	198,605
4,800		Pepco Holdings, Inc.	116,016
3,800	@@	RWE AG	350,528
2,840		SCANA Corp.	114,367
12,300	@@	Tokyo Electric Power Co., Inc.	354,153
19,100		TXU Corp.	1,194,132
2,880		Wisconsin Energy Corp.	124,243
			6,111,025
		Electrical Components & Equipment: 0.2%
1,800		Belden Cdt, Inc.	68,814
700	@	Energizer Holdings, Inc.	50,393
700	@	Intermagnetics General Corp.	18,935
1,400	@, L	Littelfuse, Inc.	48,580
53,000	@@, L	Toshiba Corp.	343,905
			530,627
		Electronics: 0.6%
23,200	@	Agilent Technologies, Inc.	758,408
1,300		Amphenol Corp.	80,509
800		Brady Corp.	28,128
1,615	@, L	Coherent, Inc.	55,976
1,100		Cubic Corp.	21,538
610	@, L	Cymer, Inc.	26,785
7,300	@@	Hoya Corp.	275,315
400	@, L	Itron, Inc.	22,320
1,200	@	Planar Systems, Inc.	13,620
3,200	@, L	Plexus Corp.	61,440
2,800	@	Thomas & Betts Corp.	133,588
800	@	Trimble Navigation Ltd.	37,664
8,700	@	Vishay Intertechnology, Inc.	122,148
5,800	@	Waters Corp.	262,624
			1,900,063
		Engineering & Construction: 0.4%
6,100	@@	Bouygues	325,737
1,300	@	EMCOR Group, Inc.	71,292
2,300		Granite Construction, Inc.	122,705
900	@	Jacobs Engineering Group, Inc.	67,257
62,000	@@, L	Taisei Corp.	222,530
740	@	URS Corp.	28,779
3,500	@@	Vinci SA	389,107
			1,227,407

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.0%
300	@	Aleris International, Inc.	$15,162
700	@	Waste Connections, Inc.	26,537
			41,699
		Exchange Traded Fund: 0.0%
650	L	iShares S&P SmallCap 600 Index Fund	39,839
			39,839
		Food: 0.8%
10,200		Campbell Soup Co.	372,300
2,780		Corn Products International, Inc.	90,461
15,877		General Mills, Inc.	898,638
2,869		Hormel Foods Corp.	103,227
7,400		McCormick & Co., Inc.	281,052
1,300	@, L	Ralcorp Holdings, Inc.	62,699
3,800	@	Smithfield Foods, Inc.	102,676
19,100	@@	Unilever PLC	470,509
			2,381,562
		Forest Products & Paper: 0.1%
1,000		Longview Fibre Co.	20,320
6,500		Louisiana-Pacific Corp.	122,005
1,700		Rock-Tenn Co.	33,660
6,300		Temple-Inland, Inc.	252,630
			428,615
		Gas: 0.2%
600		Cascade Natural Gas Corp.	15,654
59,700	@@	Centrica PLC	363,325
3,314		Energen Corp.	138,757
5,330		UGI Corp.	130,319
			648,055
		Hand/Machine Tools: 0.0%
3,300		Snap-On, Inc.	147,015
			147,015
		Healthcare - Products: 1.1%
5,600	@, L	Cytyc Corp.	137,088
6,024		Dentsply International, Inc.	181,383
2,900	@, L	Edwards Lifesciences Corp.	135,111
884	@, L	Hologic, Inc.	38,472
567	@, L	Idexx Laboratories, Inc.	51,676
33,250		Johnson & Johnson	2,159,255
1,900		Mentor Corp.	95,741
1,400	@	Osteotech, Inc.	5,726
1,270	@, L	Resmed, Inc.	51,118
1,215	@	Respironics, Inc.	46,911
2,300	@	Techne Corp.	116,978
2,000	@	Varian Medical Systems, Inc.	106,780
			3,126,239
		Healthcare - Services: 2.1%
25,000		Aetna, Inc.	988,750
2,800	@	AMERIGROUP Corp.	82,740
9,050	@	Coventry Health Care, Inc.	466,256
2,900	@@	Fresenius Medical Care AG & Co. KGaA	376,304
4,420	@	Health Net, Inc.	192,358
1,800	@, L	Healthways, Inc.	80,280
9,250	@	Humana, Inc.	611,333
2,938	@, L	Odyssey HealthCare, Inc.	41,661
860	@	Pediatrix Medical Group, Inc.	39,216
2,510	@, L	Sierra Health Services, Inc.	94,978
34,100		UnitedHealth Group, Inc.	1,677,720
18,800	@	WellPoint, Inc.	1,448,540
			6,100,136

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Holding Companies - Diversified: 0.1%
6,100	L	Leucadia National Corp.	$159,637
			159,637
		Home Builders: 0.0%
125	@, L	NVR, Inc.	66,875
1,700	L	Winnebago Industries	53,346
			120,221
		Home Furnishings: 0.3%
1,700		Ethan Allen Interiors, Inc.	58,922
3,700		Harman International Industries, Inc.	308,728
18,000	@@	Matsushita Electric Industrial Co., Ltd.	380,636
			748,286
		Household Products/Wares: 0.2%
4,000		American Greetings Corp.	92,480
1,900		Blyth, Inc.	46,227
2,800	@@	Henkel KGaA	390,490
			529,197
		Housewares: 0.0%
1,715		Toro Co.	72,322
			72,322
		Insurance: 4.9%
21,100		Allstate Corp.	1,323,603
2,350	L	American Financial Group, Inc.	110,286
29,200		American International Group, Inc.	1,934,792
600		AmerUs Group Co.	40,806
122,000	@@	China Life Insurance Co., Ltd.	238,358
18,100		Chubb Corp.	940,476
9,700		Cincinnati Financial Corp.	466,182
1,900		Delphi Financial Group	75,772
2,100	@@	Everest Re Group Ltd.	204,813
2,501		Fidelity National Financial, Inc.	104,167
2,500		Hanover Insurance Group, Inc.	111,575
11,640		Hartford Financial Services Group, Inc.	1,009,770
4,500		HCC Insurance Holdings, Inc.	147,960
1,270		Infinity Property & Casualty Corp.	52,235
920	L	Landamerica Financial Group, Inc.	60,527
151,113	@@	Legal & General Group PLC	402,595
20,700		Loews Corp.	784,530
2,100		Mercury General Corp.	104,181
24,050	L	Metlife, Inc.	1,363,154
1,829	@@	Muenchener Rueckversicherungs AG	288,724
3,230		Old Republic International Corp.	71,545
2,240	@	Philadelphia Consolidated Holding Co.	89,107
3,400		PMI Group, Inc.	148,954
1,700		Presidential Life Corp.	38,029
14,100		Principal Financial Group	765,348
1,500	@	ProAssurance Corp.	73,920
3,000		Protective Life Corp.	137,250
16,481	L	Prudential Financial, Inc.	1,256,676
19,700	@@	QBE Insurance Group Ltd.	359,349
2,910		Radian Group, Inc.	174,600
6,669		Safeco Corp.	393,004
1,000		Safety Insurance Group, Inc.	48,660
700	@	SCPIE Holdings, Inc.	16,478
1,345		Selective Insurance Group	70,760
20,600	@@	Storebrand ASA	217,181
2,300		Unitrin, Inc.	101,591
5,517		WR Berkley Corp.	195,247
1,700		Zenith National Insurance Corp.	67,813
1,340	@@	Zurich Financial Services AG	329,000
			14,319,018

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet: 0.4%
2,300	@	Google, Inc.	$924,370
2,300	@	Infospace, Inc.	42,412
600	@	Internet Security Systems	16,656
2,190	@	McAfee, Inc.	53,567
4,100	L	United Online, Inc.	49,938
			1,086,943
		Iron/Steel: 0.7%
48,200	@@, L	BlueScope Steel Ltd.	232,655
300		Carpenter Technology Corp.	32,253
1,500	@, L	Chaparral Steel Co.	51,090
1,420	L	Cleveland-Cliffs, Inc.	54,116
15,500		Nucor Corp.	767,095
1,400	L	Ryerson, Inc.	30,646
2,300		Steel Dynamics, Inc.	116,035
600	L	Steel Technologies, Inc.	11,778
63,000	@@	Sumitomo Metal Industries Ltd.	241,809
7,100		United States Steel Corp.	409,528
			1,947,005
		Leisure Time: 0.2%
7,760	@@	Carnival PLC	370,943
610	L	Polaris Industries, Inc.	25,102
10,400	@@	Yamaha Motor Co., Ltd.	276,118
			672,163
		Lodging: 0.0%
500	@	Aztar Corp.	26,505
			26,505
		Machinery - Construction & Mining: 0.4%
10,895	@@	Atlas Copco AB	272,636
7,500		Caterpillar, Inc.	493,500
14,600	@@	Hitachi Construction Machinery Co., Ltd.	327,050
1,660		JLG Industries, Inc.	32,885
1,900		Joy Global, Inc.	71,459
			1,197,530
		Machinery - Diversified: 0.2%
2,172		Applied Industrial Technologies, Inc.	52,997
3,000		Cummins, Inc.	357,690
2,200	@	Gardner Denver, Inc.	72,776
767		IDEX Corp.	33,019
2,100		Manitowoc Co., Inc.	94,059
2,300		Nordson Corp.	91,678
			702,219
		Media: 2.1%
8,300		CBS Corp. - Class B	233,811
23,700	@, L	Comcast Corp.	873,345
15,600		McGraw-Hill Cos., Inc.	905,268
20,700	@@	Mediaset S.p.A.	222,459
72,100		News Corp., Inc.	1,416,765
28,888	@@	Reed Elsevier PLC	320,677
10,483	@@	Vivendi	377,539
55,000		Walt Disney Co.	1,700,050
110		Washington Post	81,070
			6,130,984
		Metal Fabricate/Hardware: 0.1%
550		AM Castle & Co.	14,762
300	@	NS Group, Inc.	19,365
1,362	L	Quanex Corp.	41,337
5,000		Worthington Industries	85,300
			160,764

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Mining: 0.1%
23,321	@@	BHP Billiton Ltd.	$442,085
			442,085
		Miscellaneous Manufacturing: 2.6%
8,450		3M Co.	628,849
1,700		Acuity Brands, Inc.	77,180
1,270		AO Smith Corp.	50,076
399		Aptargroup, Inc.	20,301
5,200	@	Cooper Industries Ltd.	443,144
2,900		Crane Co.	121,220
8,300		Eaton Corp.	571,455
1,520	@	EnPro Industries, Inc.	45,691
115,892		General Electric Co.	4,090,988
29,100		Honeywell International, Inc.	1,190,190
3,600		Roper Industries, Inc.	161,064
1,600	@	Sturm Ruger & Co., Inc.	12,384
2,289		Teleflex, Inc.	127,360
			7,539,902
		Office Furnishings: 0.0%
3,672		Herman Miller, Inc.	125,619
			125,619
		Oil & Gas: 5.8%
43,681		Chevron Corp.	2,833,150
1,205		Cimarex Energy Co.	42,404
17,800		ConocoPhillips	1,059,634
8,400	@@	ERG S.p.A.	167,686
91,950		ExxonMobil Corp.	6,169,845
3,980		Frontier Oil Corp.	105,788
6,510		Helmerich & Payne, Inc.	149,925
13,300		Marathon Oil Corp.	1,022,770
5,880		Noble Energy, Inc.	268,069
15,380	@@	Norsk Hydro ASA	344,639
26,700		Occidental Petroleum Corp.	1,284,537
1,000		Penn Virginia Corp.	63,410
2,700	@@	Petroleo Brasileiro SA ADR	226,341
20,533	@@	Royal Dutch Shell PLC - Class B	698,502
26,107	@@	Santos Ltd.	217,259
2,300		St. Mary Land & Exploration Co.	84,433
400	@	Stone Energy Corp.	16,192
7,000		Sunoco, Inc.	435,330
1,492	@, L	Swift Energy Co.	62,395
8,900	@@	Total SA	583,755
21,100		Valero Energy Corp.	1,086,017
			16,922,081
		Oil & Gas Services: 0.8%
36,300	L	Halliburton Co.	1,032,735
1,400	@	Helix Energy Solutions Group, Inc.	46,760
500	@, L	Maverick Tube Corp.	32,415
5,700	@, @@	Petroleum Geo-Services ASA	279,427
12,300		Schlumberger Ltd.	762,969
900	@, L	SEACOR Holdings, Inc.	74,250
3,830	L	Tidewater, Inc.	169,248
500	@	Veritas DGC, Inc.	32,910
			2,430,714
		Packaging & Containers: 0.0%
1,500		Sonoco Products Co.	50,460
			50,460
		Pharmaceuticals: 3.5%
17,100		Abbott Laboratories	830,376
11,800	L	AmerisourceBergen Corp.	533,360

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals (continued)
9,431	@@	AstraZeneca PLC	$589,044
7,600	@	Express Scripts, Inc.	573,724
26,000	@@	GlaxoSmithKline PLC	691,466
13,800	@, L	King Pharmaceuticals, Inc.	235,014
50,900		Merck & Co., Inc.	2,132,710
11,800		Mylan Laboratories	237,534
2,500	@	NBTY, Inc.	73,175
1,810	L	Omnicare, Inc.	77,993
82,450		Pfizer, Inc.	2,338,282
3,970	@@	Roche Holding AG	685,886
1,700	@, L	Sepracor, Inc.	82,348
6,700	@@	Takeda Pharmaceutical Co., Ltd.	418,644
2,640	@	Theragenics Corp.	7,603
700	@, L	USANA Health Sciences, Inc.	31,213
15,200		Wyeth	772,768
			10,311,140
		Pipelines: 0.1%
2,030		Questar Corp.	165,993
			165,993
		Real Estate: 0.1%
23,000	@@	Cheung Kong Holdings Ltd.	246,665
			246,665
		Real Estate Investment Trusts: 0.1%
1,300		AMB Property Corp.	71,643
700		Colonial Properties Trust	33,467
315		Essex Property Trust, Inc.	38,241
500		Glenborough Realty Trust, Inc.	12,865
800		Highwoods Properties, Inc.	29,768
700		New Century Financial Corp.	27,517
1,000	L	Regency Centers Corp.	68,760
			282,261
		Retail: 5.4%
1,335		Abercrombie & Fitch Co.	92,756
3,300	@	Aeropostale, Inc.	96,459
4,665		American Eagle Outfitters	204,467
3,300	@	AnnTaylor Stores Corp.	138,138
5,800	@, L	Big Lots, Inc.	114,898
3,600		Brinker International, Inc.	144,324
1,550		Brown Shoe Co., Inc.	55,552
2,100		Cato Corp.	46,011
7,200	@, L	Charming Shoppes, Inc.	102,816
2,600	@	Chico’s FAS, Inc.	55,978
300	@	Childrens Place Retail Stores, Inc.	19,209
1,900	L	Christopher & Banks Corp.	56,012
4,560	L	Claire’s Stores, Inc.	132,970
18,600		Costco Wholesale Corp.	924,048
4,600	@	Dollar Tree Stores, Inc.	142,416
12,000	@@	Don Quijote Co., Ltd.	254,341
2,600	@	Dress Barn, Inc.	56,732
8,700		Family Dollar Stores, Inc.	254,388
22,100		Federated Department Stores, Inc.	954,941
2,400		Foot Locker, Inc.	60,600
29,500		Gap, Inc.	559,025
1,200		Group 1 Automotive, Inc.	59,880
1,700	L	Haverty Furniture Cos., Inc.	27,115
23,250		Home Depot, Inc.	843,278
1,400	@	Jack in the Box, Inc.	73,052
13,600	@	Kohl’s Corp.	882,912
19,300		Limited Brands, Inc.	511,257
300		Lone Star Steakhouse & Saloon, Inc.	8,331
17,500		Lowe’s Cos., Inc.	491,050
35,600		McDonald’s Corp.	1,392,672
2,082		Men’s Wearhouse, Inc.	77,471

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail (continued)
2,045		Michaels Stores, Inc.	$89,039
11,600		Nordstrom, Inc.	490,680
16,200	@	Office Depot, Inc.	643,140
4,000		OfficeMax, Inc.	162,960
1,700	@	O’Reilly Automotive, Inc.	56,457
445	@, L	Panera Bread Co.	25,921
3,975	@	Payless Shoesource, Inc.	98,978
2,100		Petsmart, Inc.	58,275
6,000		Ross Stores, Inc.	152,460
600	@	Ryan’s Restaurant Group, Inc.	9,522
2,668	@, L	Select Comfort Corp.	58,376
7,700	@@	Seven & I Holdings Co., Ltd.	248,078
3,477	@, L	Sonic Corp.	78,615
29,300	@, L	Starbucks Corp.	997,665
9,700		Target Corp.	535,925
480	@, L	Tractor Supply Co.	23,165
1,600	@	Tween Brands, Inc.	60,160
27,800		Wal-Mart Stores, Inc.	1,371,096
28,800		Walgreen Co.	1,278,432
6,500		Wendy’s International, Inc.	435,500
			15,707,543
		Savings & Loans: 0.1%
1,300		Anchor Bancorp. Wisconsin, Inc.	37,128
2,000		Bankunited Financial Corp.	52,140
300		Fidelity Bankshares, Inc.	11,703
1,000	@, L	FirstFed Financial Corp.	56,720
300		Harbor Florida Bancshares, Inc.	13,293
			170,984
		Semiconductors: 1.6%
2,000	@	Actel Corp.	31,100
27,300	@, L	Advanced Micro Devices, Inc.	678,405
19,600	@	Atmel Corp.	118,384
6,000	@	Fairchild Semiconductor International, Inc.	112,200
5,700	@	Freescale Semiconductor, Inc.	216,657
8,600	@	Integrated Device Technology, Inc.	138,116
64,900		Intel Corp.	1,334,993
1,965	@, L	Lam Research Corp.	89,073
21,100	@	LSI Logic Corp.	173,442
5,300	@	MEMC Electronic Materials, Inc.	194,139
4,100	@	Micrel, Inc.	39,319
3,060	L	Microchip Technology, Inc.	99,205
40,800	@, L	Micron Technology, Inc.	709,920
18,900		National Semiconductor Corp.	444,717
2,080	@	Pericom Semiconductor Corp.	20,280
8,000	@@	Shinko Electric Industries	223,182
822	@, L	Varian Semiconductor Equipment Associates, Inc.	30,167
			4,653,299
		Software: 2.0%
1,900	@	Altiris, Inc.	40,071
560	@	Ansys, Inc.	24,741
12,700	@	Autodesk, Inc.	441,706
12,200	@	BMC Software, Inc.	332,084
2,300	@	Captaris, Inc.	13,478
1,140	@, L	Cerner Corp.	51,756
22,150	@	Compuware Corp.	172,549
3,400	@	CSG Systems International	89,862
1,700	@	Digi International, Inc.	22,950
1,018	@, L	Dun & Bradstreet Corp.	76,340
3,100		Fair Isaac Corp.	113,367
600	@	Filenet Corp.	20,898
2,470		Global Payments, Inc.	108,705
2,347	@, L	Hyperion Solutions Corp.	80,925
300		Inter-Tel, Inc.	6,480
1,600	@	Mapinfo Corp.	20,528
98,750		Microsoft Corp.	2,698,838

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software (continued)
4,100		MoneyGram International, Inc.	$119,146
300	@	MRO Software, Inc.	7,701
1,700	@@	Nomura Research Institute Ltd.	236,042
43,800	@	Oracle Corp.	777,012
1,312	@, L	SPSS, Inc.	32,708
4,505	@, L	Sybase, Inc.	109,201
17,520	@, @@	Tele Atlas NV	296,163
			5,893,251
		Telecommunications: 4.6%
30,636	@@	Alcatel SA	373,630
500	@, L	Anixter International, Inc.	28,235
52,500		AT&T, Inc.	1,709,400
22,200	@, L	Avaya, Inc.	253,968
49,900		BellSouth Corp.	2,133,225
9,500		CenturyTel, Inc.	376,865
123,500	@	Cisco Systems, Inc.	2,840,496
26,400		Citizens Communications Co.	370,656
375	L	Commonwealth Telephone Enterprises, Inc.	15,461
32,100	@@	Deutsche Telekom AG	509,199
2,600	@	Ditech Communications Corp.	20,046
16,459	@@	France Telecom SA	378,550
1,906	L	Harris Corp.	84,798
67,400		Motorola, Inc.	1,685,000
1,900	@	Network Equipment Technologies, Inc.	7,828
52	@@	Nippon Telegraph & Telephone Corp.	254,217
5,300	@@	Orascom Telecom Holding SAE GDR	302,839
18,850		Qualcomm, Inc.	685,198
10,517	@, @@	Tandberg Television ASA	85,455
112,000	@@	Telefonaktiebolaget LM Ericsson	386,957
7,600	@@	Telekomunikasi Indonesia Tbk PT ADR	274,816
1,935		Telephone & Data Systems, Inc.	81,464
1,100	@	Tollgrade Communications, Inc.	9,845
8,000	@, L	Utstarcom, Inc.	70,960
150,500	@@	Vodafone Group PLC	343,769
			13,282,877
		Textiles: 0.1%
2,200	@, L	Mohawk Industries, Inc.	163,790
			163,790
		Toys/Games/Hobbies: 0.1%
9,200		Hasbro, Inc.	209,300
			209,300
		Transportation: 0.7%
1,280		Arkansas Best Corp.	55,078
2,610		CH Robinson Worldwide, Inc.	116,354
60	@@	East Japan Railway Co.	419,675
1,700	@	EGL, Inc.	61,948
3,200	L	Expeditors International Washington, Inc.	142,656
3,566		Heartland Express, Inc.	55,915
2,400	@	HUB Group, Inc.	54,672
1,200	@, L	Kansas City Southern	32,772
872	L	Landstar System, Inc.	37,234
19,275		Norfolk Southern Corp.	849,064
1,600	@	Old Dominion Freight Line	48,048
2,280	L	Overseas Shipholding Group	140,836
			2,014,252
		Water: 0.1%
6,520	@@	Veolia Environnement	392,886
			392,886

		Total Common Stock (Cost $166,659,567)	194,588,108

PREFERRED STOCK: 0.4%

		Banks: 0.1%
38	P	DG Funding Trust	399,475
			399,475
		Diversified Financial Services: 0.1%
9,000	P	Merrill Lynch & Co., Inc.	233,010
3,500	@, P	National Rural Utilities Cooperative Finance Corp.	81,060
			314,070

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Insurance: 0.2%
12,100	@@, P	Aegon NV	$305,949
10,100	P	Metlife, Inc.	261,691
			567,640

		Total Preferred Stock (Cost $1,271,915)	1,281,185

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.4%

		Banks: 1.8%
$220,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	$191,538
89,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	97,495
110,000	@@, C	Bank of Ireland, 5.688%, due 12/29/49	97,133
90,000	@@, C	Bank of Nova Scotia, 5.625%, due 08/21/85	76,431
40,000	@@	Bank of Scotland, 5.563%, due 11/30/49	34,900
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,621
60,000	@@, C	Barclays Bank PLC, 5.750%, due 12/31/49	53,537
150,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	130,029
67,000	C	Chase Capital I, 7.670%, due 12/01/26	69,729
116,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	111,405
90,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	76,500
20,000	@@, C	Den Norske Creditbank, 5.688%, due 11/29/49	17,218
127,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	150,835
309,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	303,948
350,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	296,625
180,000	@@, C	HSBC Bank PLC, 5.875%, due 06/29/49	154,800
600,000	@@	KAUP Bank, 6.600%, due 12/28/15	564,772
220,000	@@, C	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	190,818
20,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	17,759
195,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	202,544
131,000	C	Mellon Capital I, 7.720%, due 12/01/26	136,421
95,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	100,689
130,000	@@, C	National Australia Bank Ltd., 5.557%, due 10/29/49	112,849
20,000	@@, C	National Westminster Bank PLC, 5.563%, due 11/29/49	17,151
140,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	137,216
60,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	58,025
36,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	35,035
163,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	159,642
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	320,963
110,000	@@, C	Societe Generale, 5.395%, due 11/29/49	95,061
270,000	@@, C, L	Standard Chartered PLC, 5.532%, due 07/29/49	223,425
410,000	@@, C	Standard Chartered PLC, 5.550%, due 11/29/49	343,375
40,000	@@, C	Standard Chartered PLC, 5.730%, due 01/29/49	33,000
109,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	113,996
114,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	114,420
90,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	77,025
181,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	169,558
210,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	214,656
			5,364,144
		Beverages: 0.2%
168,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	194,460
274,000	@@, C	Diageo Capital PLC, 5.875%, due 09/30/36	269,069
			463,529
		Chemicals: 0.0%
40,000		Stauffer Chemical, 5.500%, due 04/15/10	33,096
80,000		Stauffer Chemical, 5.810%, due 04/15/18	41,700
80,000		Stauffer Chemical, 7.590%, due 04/15/17	44,170
			118,966
		Commercial Services: 0.1%
300,000	C	Tulane University of Louisiana, 6.205%, due 11/15/12	301,500
			301,500
		Diversified Financial Services: 1.2%
290,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	278,129
203,276	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	199,210
151,000	C	Citigroup Capital II, 7.750%, due 12/01/36	156,410
256,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	266,810
119,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	121,465

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services (continued)
$75,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	$63,938
144,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	142,525
164,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	210,181
134,000	C, L	JPM Capital Trust I, 7.540%, due 01/15/27	139,125
150,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	156,510
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	260,728
95,000	@@, C	Paribas, 5.563%, due 12/31/49	83,618
77,500	@@, C	Petroleum Export Ltd., 4.623%, due 06/15/10	76,463
117,959	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	116,284
288,780	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	291,848
279,000	@@, #, C	Preferred Term Services, 5.890%, due 03/23/35	279,698
935,655	#	Toll Road Investors Partnership II LP, 17.640%, due 02/15/45	118,923
100,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	100,175
157,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	165,894
108,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	113,532
			3,341,466
		Electric: 0.2%
197,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	228,589
59,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	61,614
79,815	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	80,475
32,584		PPL Montana, LLC, 8.903%, due 07/02/20	36,369
198,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	207,284
			614,331
		Home Builders: 0.1%
140,000		D.R. Horton, Inc., 5.625%, due 09/15/14	132,200
			132,200
		Insurance: 0.0%
78,000	#, C	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	83,930
			83,930
		Mining: 0.0%
32,000	@@, L	Vale Overseas Ltd., 8.250%, due 01/17/34	36,480
			36,480
		Multi-National: 0.0%
90,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	87,214
			87,214
		Oil & Gas: 0.3%
115,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	108,816
29,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	30,660
68,000	@@, #, C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	66,895
243,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	248,954
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	125,517
219,000	@@, C	Transocean, Inc., 5.591%, due 09/05/08	219,122
			799,964
		Pipelines: 0.1%
408,000	#, C	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	402,941
			402,941
		Real Estate: 0.1%
160,000	C	EOP Operating LP, 7.750%, due 11/15/07	163,938
			163,938
		Real Estate Investment Trusts: 0.1%
42,000	C	Liberty Property LP, 6.375%, due 08/15/12	43,971
153,000	C	Liberty Property LP, 7.750%, due 04/15/09	161,005
146,000	C, L	Simon Property Group LP, 4.875%, due 03/18/10	143,930
			348,906
		Retail: 0.1%
157,000	C	May Department Stores Co., 3.950%, due 07/15/07	154,926
			154,926
		Savings & Loans: 0.0%
125,000	C	Great Western Financial, 8.206%, due 02/01/27	131,022
			131,022
		Telecommunications: 0.1%
278,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	286,529
			286,529

		Total Corporate Bonds/Notes (Cost $12,934,096)	12,831,986

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.4%

		Federal Home Loan Bank: 0.7%
$1,080,000	L	5.125%, due 06/18/08	$1,082,445
272,000		5.375%, due 07/18/11	277,114
190,000	L	5.375%, due 08/19/11	193,649
145,000	C	5.550%, due 08/24/07	145,051
288,000		5.625%, due 06/13/16	297,447
			1,995,706
		Federal Home Loan Mortgage Corporation: 2.4%
362,000		4.000%, due 08/17/07	358,442
486,095	C	4.500%, due 12/15/16	476,968
715,000		4.875%, due 02/17/09	714,378
454,551	C	5.000%, due 08/15/16	448,133
429,000	C	5.000%, due 05/15/20	417,921
288,000	L	5.125%, due 04/18/08	288,636
235,000	C	5.400%, due 10/10/08	235,012
91,000	W	5.500%, due 10/15/18	90,943
925,086	C, S	5.500%, due 11/15/18	928,561
625,000	W	5.500%, due 11/15/34	616,016
1,216,000	C	5.750%, due 05/11/11	1,218,043
298,000		5.750%, due 06/27/16	311,128
220,000		5.875%, due 03/21/11	227,048
396,826	C	6.000%, due 01/15/29	404,142
122,885		6.000%, due 02/01/29	124,256
133,371		7.000%, due 11/01/31	137,337
			6,996,964
		Federal National Mortgage Association: 6.2%
173,000	L	4.250%, due 09/15/07	171,599
652,000		4.500%, due 10/15/18	629,180
75,000	W	4.500%, due 10/15/35	70,078
356,000		4.750%, due 08/10/07	354,758
260,443		4.807%, due 08/01/35	255,271
1,234,000	W	5.000%, due 10/15/18	1,212,790
5,240,000	W	5.000%, due 10/15/33	5,036,950
719,000		5.250%, due 08/01/12	723,658
346,000	L	5.250%, due 09/15/16	353,429
241,687		5.500%, due 02/01/18	241,653
472,771		5.500%, due 11/01/33	467,533
6,750,000	W	5.500%, due 10/15/35	6,650,856
3,460	S	6.000%, due 03/01/17	3,515
89,775	S	6.000%, due 10/01/18	91,222
334,303		6.000%, due 12/01/18	339,638
71,000	W	6.000%, due 11/15/20	72,043
271,614		6.000%, due 04/25/31	277,374
80,951	S	6.500%, due 02/01/28	82,966
214,055		6.500%, due 09/01/32	218,846
87,834	S	7.000%, due 02/01/31	90,537
70,914	S	7.000%, due 06/01/31	73,097
7,597	S	7.000%, due 08/01/35	7,807
652,000		7.250%, due 01/15/10	698,345
63,197	S	7.500%, due 09/01/31	65,405
			18,188,550
		Government National Mortgage Association: 0.1%
28,113	S	6.500%, due 01/15/29	28,927
81,923	S	6.500%, due 01/15/32	84,164
3,698	S	7.000%, due 12/15/27	3,825
12,306	S	7.000%, due 01/15/28	12,714
101,513	S	7.000%, due 02/15/28	104,878
77,369	S	7.500%, due 12/15/23	80,533
			315,041

		Total U.S. Government Agency Obligations (Cost $27,362,311)	27,496,261

U.S. TREASURY OBLIGATIONS: 5.6%

		U.S. Treasury Bonds: 2.3%
2,326,000	L	4.500%, due 02/15/36	2,229,508
2,552,000	L	4.875%, due 08/15/16	2,601,047
90,000	L	5.125%, due 05/15/16	93,389
646,000	L	6.000%, due 02/15/26	739,317
936,000	L	6.250%, due 08/15/23	1,087,004
			6,750,265

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		U.S. Treasury Inflation-Indexed Bonds: 0.4%
$350,000	L	2.000%, due 01/15/16	$350,728
674,000		2.375%, due 04/15/11	691,971
			1,042,699
		U.S. Treasury Notes: 2.9%
6,340,000	L	4.625%, due 08/31/11	6,348,920
1,388,000	L	4.875%, due 08/31/08	1,392,283
827,000	L	4.875%, due 08/15/09	832,880
			8,574,083

		Total U.S. Treasury Obligations (Cost $16,149,714)	16,367,047

ASSET-BACKED SECURITIES: 0.8%

		Automobile Asset-Backed Securities: 0.3%
38,000	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	37,580
17,000	C, S	AmeriCredit Automobile Receivables Trust, 5.610%, due 03/08/10	17,043
12,000	C, S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	11,979
73,000	C, S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	73,079
27,000	C, S	Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	27,010
32,987	C, S	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	32,578
100,000	C, S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	97,977
179,000	C	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	179,923
25,000	C, S	Household Automotive Trust, 5.610%, due 06/17/09	25,074
81,513	C, S	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	80,354
68,000	C, S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	67,276
31,000	C, S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	30,856
127,686	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	127,586
			808,315
		Credit Card Asset-Backed Securities: 0.3%
95,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	94,036
95,000	C, S	Capital One Master Trust, 4.900%, due 03/15/10	94,857
165,000	C	Capital One Master Trust, 6.310%, due 06/15/11	168,067
4,000	C, S	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	3,900
158,000	C	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	155,712
106,000	C, S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	105,553
11,000	C, S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	11,217
127,000	C	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	128,617
64,000	C, S	MBNA Master Credit Card Trust, 5.900%, due 08/15/11	65,402
			827,361
		Home Equity Asset-Backed Securities: 0.0%
29,000	+, C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,682
28,000	+, C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	27,750
26,000	+, C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	26,024
110,000	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	107,754
			190,210
		Other Asset-Backed Securities: 0.2%
8,000	C, S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	8,006
22,257	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	21,942
33,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	32,654
228,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	228,819
31,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	31,159
25,000	+, C, S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	24,990
65,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	64,113
85,000	+, C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	85,056
38,395	C, S	Popular Mortgage Pass-Through Trust, 3.735%, due 12/25/34	38,213
73,000	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	72,041
24,000	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	23,760
			630,753
		Total Asset-Backed Securities (Cost $2,465,831)	2,456,639

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%

33,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,045
23,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,736
73,000	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	72,362
143,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	141,919

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$9,950	C, S	Banc of America Commercial Mortgage, Inc., 5.363%, due 07/10/46	$10,035
118,471	C	Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	119,914
348,900	C, S	Banc of America Funding Corp., 5.860%, due 05/20/36	350,261
121,982	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	121,254
92,752	C, S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	91,397
251,398	C	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	254,196
7,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,778
9,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	9,226
19,522	C, S	Citigroup Commercial Mortgage Trust, 5.911%, due 03/15/49	19,869
397,318	C	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	392,479
383,409	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	383,025
8,784	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	8,414
795,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	777,619
68,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.778%, due 04/15/62	73,804
19,582	C, S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	19,514
380,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	386,226
905,000	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	947,463
138,065	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	135,247
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,859
20,474	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	20,640
206,006	C	GMAC Mortgage Corp. Loan Trust, 4.602%, due 10/19/33	200,105
79,545	#, C	GSMPS Mortgage Loan Trust, 5.680%, due 01/25/35	79,911
87,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	84,711
10,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.289%, due 05/15/45	10,034
9,694	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	9,854
20,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	20,617
850,803	C, S	JP Morgan Mortgage Trust, 5.409%, due 11/25/35	840,704
51,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	49,469
57,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	55,578
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,755
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,701
6,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,924
19,682	C, S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	20,042
244,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	249,845
232,000	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	247,649
318,078	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	318,949
838,063	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	819,993
2,637,332	C, S	MASTR Reperforming Loan Trust, 5.690%, due 07/25/35	2,627,442
25,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	25,239
180,000	C	Morgan Stanley Capital I, 4.827%, due 06/12/47	176,892
238,223	C, S	Morgan Stanley Capital I, 5.490%, due 07/12/44	240,959
230,000	C	Morgan Stanley Capital I, 5.741%, due 08/12/41	236,019
279,370	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	270,130
156,269	C	Thornburg Mortgage Securities Trust, 5.700%, due 09/25/34	157,087
19,425	C, S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	19,686
20,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	20,599
649,330	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	653,598
612,774	C	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	604,648

		Total Collateralized Mortgage Obligations (Cost $12,624,456)	12,471,422

MUNICIPAL BONDS: 0.2%

		Municipal: 0.2%
120,000	C	City of San Diego, 7.125%, due 06/01/32	124,357
340,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	341,431

		Total Municipal Bonds (Cost $462,130)	465,788

		Total Long-Term Investments (Cost $239,930,020)	267,958,436

SHORT-TERM INVESTMENTS: 25.2%

		Corporate Note: 1.0%
2,900,331		American Express Bank, 5.286%, due 01/26/07	2,900,331

		Total Corporate Note (Cost $2,900,331)	2,900,331

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount		Value

	Commercial Paper: 2.3%
$6,597,085	Cargill Asia, 5.300%, due 10/03/06	$6,597,085

	Total Commercial Paper (Cost $6,597,085)	6,597,085

	Repurchase Agreements: 9.5%
27,778,000	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $27,790,315 to be received upon repurchase (Collateralized by $28,389,000 various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $28,334,540, due 10/19/07-05/21/18)	27,778,000

	Total Repurchase Agreements (Cost $27,778,000)	27,778,000

	Securities Lending CollateralCC: 12.4%
36,094,323	The Bank of New York Institutional Cash Reserves Fund	36,094,323

	Total Securities Lending Collateral (Cost $36,094,323)	36,094,323

	Total Short-Term Investments (Cost $73,369,739)	73,369,739

Total Investments in Securities (Cost $313,299,759)*	117.0%	$341,328,175
Other Assets and Liabilities - Net	(17.0)	(49,666,998)
Net Assets	100.0%	$291,661,177

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $315,803,672.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,478,002
Gross Unrealized Depreciation	(2,953,499)
Net Unrealized Appreciation	$25,524,503

ING VP Strategic Allocation Moderate Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500	1	$336,350	12/14/06	$8,170
U.S. Treasury 2-Year Note	55	11,247,500	12/29/06	19,491
U.S. Treasury 10-Year Note	52	5,619,250	12/19/06	48,490
				76,151
Short Contracts
U.S. Treasury 5-Year Note	4	(422,063)	12/29/06	(2,364)
U.S. Treasury Long Bond	44	(4,945,875)	12/19/06	(72,407)
				(74,771)

				$1,380

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING Strategic Allocation Portfolios, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006